UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Praxis Impact Bond Fund

Class A (MIIAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.92%

Fund Statistics

  Net Assets$934,742,900
  Number of Portfolio Holdings534
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$1,583,085
  Portfolio Turnover4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.6%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	30.4%
Corporate Notes	1.0%
Foreign Governments	5.1%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	1.1%
Municipal Bonds	1.1%
U.S. Government Agencies	53.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.2%
FHLB, 5.500%, due 07/15/36	2.2%
FNMA, 5.625%, due 07/15/37	1.7%
FNMA, 6.625%, due 11/15/30	1.5%
FHLB, 3.250%, due 11/16/28	1.3%
FNMA, 2.500%, due 04/1/51	1.3%
FHLB, 4.250%, due 12/10/27	1.2%
FHLMC, 1.297%, due 06/25/30	1.1%
FHLMC, 3.500%, due 09/1/52	1.1%
FHLMC, 4.000%, due 10/1/52	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Impact Bond Fund - Class A (MIIAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MIIAX

Praxis Impact Bond Fund

Class I (MIIIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Fund Statistics

  Net Assets$934,742,900
  Number of Portfolio Holdings534
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$1,583,085
  Portfolio Turnover4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.6%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	30.4%
Corporate Notes	1.0%
Foreign Governments	5.1%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	1.1%
Municipal Bonds	1.1%
U.S. Government Agencies	53.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.2%
FHLB, 5.500%, due 07/15/36	2.2%
FNMA, 5.625%, due 07/15/37	1.7%
FNMA, 6.625%, due 11/15/30	1.5%
FHLB, 3.250%, due 11/16/28	1.3%
FNMA, 2.500%, due 04/1/51	1.3%
FHLB, 4.250%, due 12/10/27	1.2%
FHLMC, 1.297%, due 06/25/30	1.1%
FHLMC, 3.500%, due 09/1/52	1.1%
FHLMC, 4.000%, due 10/1/52	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Impact Bond Fund - Class I (MIIIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MIIIX

Praxis International Index Fund

Class A (MPLAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%

Fund Statistics

  Net Assets$430,418,983
  Number of Portfolio Holdings467
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$842,837
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.6%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.6%

What did the Fund invest in?

Common Stocks Country Weighting (% of net assets)

Value	Value
Germany	3.9%
Australia	4.2%
South Korea	4.3%
Switzerland	5.5%
India	6.0%
France	6.1%
Taiwan	6.7%
Canada	7.7%
United Kingdom	8.5%
Japan	16.2%
Other Country	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.4%
Novo Nordisk A/S - ADR	2.0%
ICICI Bank Ltd. - ADR	1.6%
Samsung Electronics Co. Ltd.	1.6%
ASML Holding N.V.	1.6%
HDFC Bank Ltd. - ADR	1.6%
Wipro Ltd. - ADR	1.5%
Chunghwa Telecom Co. Ltd. - ADR	1.4%
Infosys Ltd. - ADR	1.4%
Tencent Holdings Ltd. - ADR	1.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis International Index Fund - Class A (MPLAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MPLAX

Praxis International Index Fund

Class I (MPLIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%

Fund Statistics

  Net Assets$430,418,983
  Number of Portfolio Holdings467
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$842,837
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.6%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.6%

What did the Fund invest in?

Common Stocks Country Weighting (% of net assets)

Value	Value
Germany	3.9%
Australia	4.2%
South Korea	4.3%
Switzerland	5.5%
India	6.0%
France	6.1%
Taiwan	6.7%
Canada	7.7%
United Kingdom	8.5%
Japan	16.2%
Other Country	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.4%
Novo Nordisk A/S - ADR	2.0%
ICICI Bank Ltd. - ADR	1.6%
Samsung Electronics Co. Ltd.	1.6%
ASML Holding N.V.	1.6%
HDFC Bank Ltd. - ADR	1.6%
Wipro Ltd. - ADR	1.5%
Chunghwa Telecom Co. Ltd. - ADR	1.4%
Infosys Ltd. - ADR	1.4%
Tencent Holdings Ltd. - ADR	1.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis International Index Fund - Class I (MPLIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MPLIX

Praxis Value Index Fund

Class A (MVIAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

Fund Statistics

  Net Assets$534,807,194
  Number of Portfolio Holdings298
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$616,191
  Portfolio Turnover5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.0%
Procter & Gamble Co. (The)	1.9%
Walmart, Inc.	1.6%
Bank of America Corp.	1.5%
Merck & Co., Inc.	1.5%
ConocoPhillips	1.3%
Linde plc	1.3%
LyondellBasell Industries N.V. - Class A	1.1%
Danaher Corp.	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Value Index Fund - Class A (MVIAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MVIAX

Praxis Value Index Fund

Class I (MVIIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Fund Statistics

  Net Assets$534,807,194
  Number of Portfolio Holdings298
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$616,191
  Portfolio Turnover5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.0%
Procter & Gamble Co. (The)	1.9%
Walmart, Inc.	1.6%
Bank of America Corp.	1.5%
Merck & Co., Inc.	1.5%
ConocoPhillips	1.3%
Linde plc	1.3%
LyondellBasell Industries N.V. - Class A	1.1%
Danaher Corp.	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Value Index Fund - Class I (MVIIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MVIIX

Praxis Growth Index Fund

Class A (MGNDX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Fund Statistics

  Net Assets$635,913,468
  Number of Portfolio Holdings163
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$683,173
  Portfolio Turnover3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	0.9%
Money Market Funds	0.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	13.2%
NVIDIA Corp.	12.1%
Microsoft Corp.	9.0%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	4.6%
Alphabet, Inc. - Class A	4.5%
Alphabet, Inc. - Class C	3.6%
Eli Lilly & Co.	3.1%
Broadcom, Inc.	2.9%
Tesla, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Growth Index Fund - Class A (MGNDX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MGNDX

Praxis Growth Index Fund

Class I (MMDEX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.36%

Fund Statistics

  Net Assets$635,913,468
  Number of Portfolio Holdings163
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$683,173
  Portfolio Turnover3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	0.9%
Money Market Funds	0.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	13.2%
NVIDIA Corp.	12.1%
Microsoft Corp.	9.0%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	4.6%
Alphabet, Inc. - Class A	4.5%
Alphabet, Inc. - Class C	3.6%
Eli Lilly & Co.	3.1%
Broadcom, Inc.	2.9%
Tesla, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Growth Index Fund - Class I (MMDEX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MMDEX

Praxis Small Cap Index Fund

Class A (MMSCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%

Fund Statistics

  Net Assets$171,382,665
  Number of Portfolio Holdings491
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$248,817
  Portfolio Turnover8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.9%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	21.2%
Money Market Funds	0.2%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fabrinet	0.8%
SPX Technologies, Inc.	0.8%
Abercrombie & Fitch Co. - Class A	0.8%
Bristow Group, Inc.	0.8%
ATI, Inc.	0.7%
Insight Enterprises, Inc.	0.7%
Badger Meter, Inc.	0.7%
CVR Energy, Inc.	0.7%
SPS Commerce, Inc.	0.6%
ScanSource, Inc.	0.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Small Cap Index Fund - Class A (MMSCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MMSCX

Praxis Small Cap Index Fund

Class I (MMSIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.43%

Fund Statistics

  Net Assets$171,382,665
  Number of Portfolio Holdings491
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$248,817
  Portfolio Turnover8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.9%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	21.2%
Money Market Funds	0.2%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fabrinet	0.8%
SPX Technologies, Inc.	0.8%
Abercrombie & Fitch Co. - Class A	0.8%
Bristow Group, Inc.	0.8%
ATI, Inc.	0.7%
Insight Enterprises, Inc.	0.7%
Badger Meter, Inc.	0.7%
CVR Energy, Inc.	0.7%
SPS Commerce, Inc.	0.6%
ScanSource, Inc.	0.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Small Cap Index Fund - Class I (MMSIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MMSIX

Praxis Genesis Conservative Portfolio

Class A (MCONX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%

Fund Statistics

  Net Assets$23,740,953
  Number of Portfolio Holdings6
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$5,976
  Portfolio Turnover6%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	69.9%
Praxis Growth Index Fund - Class I	9.3%
Praxis Value Index Fund - Class I	9.2%
Praxis International Index Fund - Class I	9.1%
Praxis Small Cap Index Fund - Class I	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Genesis Conservative Portfolio - Class A (MCONX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MCONX

Praxis Genesis Balanced Portfolio

Class A (MBAPX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.47%

Fund Statistics

  Net Assets$93,080,996
  Number of Portfolio Holdings6
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$22,760
  Portfolio Turnover6%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	39.9%
Praxis International Index Fund - Class I	18.1%
Praxis Growth Index Fund - Class I	16.0%
Praxis Value Index Fund - Class I	16.0%
Praxis Small Cap Index Fund - Class I	10.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Genesis Balanced Portfolio - Class A (MBAPX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MBAPX

Praxis Genesis Growth Portfolio

Class A (MGAFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

Fund Statistics

  Net Assets$108,247,243
  Number of Portfolio Holdings6
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$26,411
  Portfolio Turnover6%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.1%
Praxis Growth Index Fund - Class I	20.5%
Praxis Value Index Fund - Class I	20.4%
Praxis Impact Bond Fund - Class I	19.9%
Praxis Small Cap Index Fund - Class I	15.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Praxis Genesis Growth Portfolio - Class A (MGAFX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-MGAFX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Praxis Mutual Funds

Financial Statements

for the six months ended June 30, 2024 (unaudited)

Praxis Mutual Funds	**Class A**	**Class I**
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	**Class A**
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis Mutual Funds®

A fund family of Everence

Table of Contents

Financial Statements
Praxis Impact Bond Fund
Schedule of Investments	1
Praxis International Index Fund
Schedule of Investments	9
Praxis Value Index Fund
Schedule of Investments	15
Praxis Growth Index Fund
Schedule of Investments	19
Praxis Small Cap Index Fund
Schedule of Investments	22
Praxis Genesis Conservative Portfolio
Schedule of Investments	28
Praxis Genesis Balanced Portfolio
Schedule of Investments	29
Praxis Genesis Growth Portfolio
Schedule of Investments	30
Financial Statements
Statements of Assets & Liabilities	31
Statements of Operations	33
Statements of Changes in Net Assets	35
Financial Highlights	38
Notes to Financial Statements	46
Remuneration Paid to Directors, Officers and Others	56

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

THIS PAGE INTENTIONALLY LEFT BLANK

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
MUNICIPAL BONDS — 1.1%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,042,305
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,421
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,000,910
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,387,000
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,321,260
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,154,350
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,193,647
TOTAL MUNICIPAL BONDS (COST $11,250,839)				$10,369,893

CORPORATE BONDS — 30.7%
APPAREL & TEXTILE PRODUCTS — 0.1%
VF Corp.	2.400%	04/23/25	536,000	521,073

ASSET MANAGEMENT — 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	715,770

AUTOMOTIVE — 0.3%
BorgWarner, Inc. (a)	2.650%	07/01/27	601,000	557,567
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	666,802
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	186,714
Magna International, Inc. (a)	2.450%	06/15/30	1,250,000	1,078,966
				2,490,049
BANKING — 3.4%
Bank of America Corp., Series N	0.981%	09/25/25	1,500,000	1,483,192
Bank of America Corp., Series N	2.456%	10/22/25	1,000,000	989,592
Bank of America Corp., Series N	1.530%	12/06/25	2,000,000	1,962,676
Bank of America Corp., Series N	4.271%	07/23/29	1,000,000	963,513
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,243,280
Bank of Montreal (a)	5.203%	02/01/28	1,750,000	1,752,556
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	1,951,123
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,704,318
Citigroup, Inc.	2.014%	01/25/26	1,000,000	978,538
Citigroup, Inc.	2.572%	06/03/31	2,000,000	1,716,647
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,235,473
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,461,581
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,769,579
KeyBank National Association (a)	4.150%	08/08/25	1,000,000	980,649
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,437,503

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
BANKING — 3.4%, continued
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	$1,500,000	$1,481,648
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	1,000,000	1,010,939
Regions Financial Corp.	2.250%	05/18/25	1,000,000	969,797
State Street Corp. (a)	7.350%	06/15/26	1,000,000	1,035,912
State Street Corp. (c)	4.164%	08/04/33	1,000,000	926,936
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	1,999,310
Truist Financial Corp. (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	929,940
UBS AG London	5.650%	09/11/28	550,000	560,498
				31,545,200
BEVERAGES — 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	467,594
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	775,977
				1,243,571
BIOTECH & PHARMA — 0.4%
AbbVie, Inc.	2.950%	11/21/26	500,000	476,623
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,298,926
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	728,977
				3,504,526
CABLE & SATELLITE — 0.4%
Comcast Corp.	3.300%	04/01/27	500,000	478,103
Comcast Corp. (a)	4.650%	02/15/33	1,000,000	965,433
Comcast Corp.	2.937%	11/01/56	672,000	405,360
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	365,950
WarnerMedia Holdings, Inc.	4.054%	03/15/29	1,500,000	1,385,239
				3,600,085
CHEMICALS — 0.6%
Air Products and Chemicals, Inc.	4.850%	02/08/34	1,000,000	981,578
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,087,304
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,478,770
Ecolab, Inc.	4.800%	03/24/30	140,000	139,440
Ecolab, Inc.	2.750%	08/18/55	1,470,000	881,788
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	287,916
Nutrien Ltd.	5.875%	12/01/36	840,000	860,876
				5,717,672
CONSTRUCTION MATERIALS — 0.3%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,237,715
Owens Corning	4.200%	12/01/24	1,000,000	993,201
Owens Corning	3.950%	08/15/29	300,000	283,649
				2,514,565
CONSUMER SERVICES — 4.3%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	936,008
California Endowment (The)	2.498%	04/01/51	4,500,000	2,741,206
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	480,471
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,721,931
Ford Foundation (The), Series 2020 (a)	2.415%	06/01/50	235,000	140,560

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
CONSUMER SERVICES — 4.3%, continued
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	$1,500,000	$1,191,618
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,853,547
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,318,050
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,545,249
Massachusetts Institute of Technology, Series F	2.989%	07/01/50	1,000,000	702,793
President & Fellows of Harvard College, Series 2024-A (a)	4.609%	02/15/35	2,000,000	1,956,915
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	2,946,691
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	1,011,141
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	561,660
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,654,184
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,727,133
Trustees of Princeton University (The) (a)	2.516%	07/01/50	6,650,000	4,280,321
University of Notre Dame, Series 2017	3.394%	02/15/48	3,424,000	2,642,498
W.K. Kellogg Foundation Trust, Series 2020 (b)	2.443%	10/01/50	3,950,000	2,428,567
Yale University (a)	2.402%	04/15/50	6,765,000	4,187,158
				40,027,701
CONTAINERS & PACKAGING — 0.3%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,549,028
Sonoco Products Co.	5.750%	11/01/40	1,000,000	980,680
				2,529,708
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	832,458

ELECTRIC UTILITIES — 4.9%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,320,665
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,780,164
Avista Corp.	4.000%	04/01/52	1,000,000	748,819
Caledonia Generating, LLC (b)	1.950%	02/28/34	1,553,589	1,277,772
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	958,383
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	918,087
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,397,182
DTE Electric Co.	3.650%	03/01/52	750,000	549,153
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,476,439
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,546,268
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,632,159

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
ELECTRIC UTILITIES — 4.9%, continued
Duke Energy Progress, LLC	4.000%	04/01/52	$1,500,000	$1,139,096
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,218,490
Enel Finance International N.V. (b)	2.650%	09/10/24	250,000	248,325
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,176,504
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,270,209
Georgia Power Co., Series 2016-A	3.250%	04/01/26	1,000,000	966,508
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,170,532
Liberty Utilities Financial Services (b)	2.050%	09/15/30	1,355,000	1,108,299
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,363,344
Midland Cogeneration Venture, L.P. (b)	6.000%	03/15/25	78,810	77,542
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,372,953
National Rural Utilities	1.350%	03/15/31	2,000,000	1,564,509
NextEra Energy Capital Holdings, Inc. (a)	6.051%	03/01/25	500,000	500,957
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,247,263
Northern States Power Co.	2.900%	03/01/50	1,500,000	955,538
NSTAR Electric Co.	3.950%	04/01/30	600,000	566,394
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,227,748
NY State Electric & Gas (b)	5.650%	08/15/28	1,650,000	1,675,967
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,099,460
Public Service Co.	3.700%	06/15/28	2,250,000	2,136,801
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,409,608
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	792,961
Rochester Gas & Electric Corp. (b)	1.850%	12/01/30	500,000	400,613
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	749,053
Solar Star Funding, LLC (b)	3.950%	06/30/35	236,563	211,439
Solar Star Funding, LLC (b)	5.375%	06/30/35	372,128	357,222
Southern California Edison	4.050%	03/15/42	1,165,000	933,982
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	211,373	187,850
Topaz Solar Farms, LLC (b)	5.750%	09/30/39	505,957	489,427
Union Electric Co.	2.625%	03/15/51	2,000,000	1,192,333
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,228,261
				45,644,279
ELECTRICAL EQUIPMENT — 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,486,935
Roper Technologies, Inc.	2.000%	06/30/30	440,000	367,583
				1,854,518
FOOD — 1.0%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,481,667
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,346,233
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,480,553
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,889,135

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
FOOD — 1.0%, continued
Ingredion, Inc.	2.900%	06/01/30	$1,000,000	$881,528
Mars, Inc. (b)	4.650%	04/20/31	1,000,000	974,464
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,328,277
				9,381,857
FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
Suzano S.A.	5.500%	01/17/27	800,000	794,790

GAS & WATER UTILITIES — 0.3%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,320,575
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	985,146
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	252,604
				2,558,325
HEALTH CARE FACILITIES & SERVICES — 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,437,032

HOME & OFFICE PRODUCTS — 0.1%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	946,740

HOME CONSTRUCTION — 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	886,250

INSTITUTIONAL FINANCIAL SERVICES — 0.8%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,537,268
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	962,624
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,402,397
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,912,078
Morgan Stanley, Series I	5.449%	07/20/29	1,000,000	1,006,168
Morgan Stanley, Series I	2.699%	01/22/31	1,250,000	1,095,725
				7,916,260
INSURANCE — 4.0%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,105,623
AIG Global Funding, Series 2024-1 (b)	5.200%	01/12/29	500,000	497,658
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	995,760
Athene Global Funding (b)	5.583%	01/09/29	785,000	788,176
F&G Global Funding (b)	2.300%	04/11/27	535,000	484,070
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	886,913
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,196,234
GA Global Funding Trust (b)	2.250%	01/06/27	2,000,000	1,849,174
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,209,224
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,023,386
Jackson National Life Global Funding (b)	1.750%	01/12/25	385,000	376,436
Jackson National Life Global Funding (b)	5.500%	01/09/26	1,250,000	1,244,458
Kemper Corp.	4.350%	02/15/25	1,250,000	1,237,962
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	976,091

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
INSURANCE — 4.0%, continued
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	$2,500,000	$1,707,946
Met Life Global Funding I (b)	5.150%	03/28/33	1,250,000	1,234,474
Mutual of Omaha Global, Series 2023-1 (b)	5.800%	07/27/26	385,000	386,835
Mutual of Omaha Global (b)	5.450%	12/12/28	365,000	366,777
New York Life Global Funding (b)	4.900%	06/13/28	3,000,000	2,985,566
Northwestern Mutual, Series 2023-3 (b)	4.900%	06/12/28	1,740,000	1,727,400
Pacific Life Global Funding II, Series 2020-1 (b)	1.200%	06/24/25	415,000	398,145
Pacific Life Global Funding II, Series 2021-1 (b)	1.450%	01/20/28	1,000,000	883,256
Pricoa Global Funding I (b)	5.100%	05/30/28	2,000,000	2,002,272
Primerica, Inc.	2.800%	11/19/31	1,000,000	835,250
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,166,262
Protective Life Global Funding (b)	5.366%	01/06/26	500,000	499,684
Protective Life Global Funding (b)	5.209%	04/14/26	1,000,000	996,996
Prudential Financial, Inc.	1.500%	03/10/26	644,000	605,563
Prudential Funding Asia plc	3.125%	04/14/30	750,000	671,937
Reliance STD Life Insurance Co. (b)	2.750%	05/07/25	1,280,000	1,248,157
RGA Global Funding (b)	5.500%	01/11/31	1,000,000	998,533
Sammons Financial Group, Inc. (a)(b)	4.450%	05/12/27	1,200,000	1,160,568
Sammons Financial Group, Inc. (b)	6.875%	04/15/34	1,000,000	1,025,243
Teachers Insurance & Annuity Association (b)(c)	4.375%	09/15/54	2,678,000	2,666,000
Trustage Financial Group, Inc. (a)(b)	4.625%	04/15/32	400,000	351,076
				37,789,105
LEISURE FACILITIES & SERVICES — 0.2%
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	958,315
Starbucks Corp.	2.450%	06/15/26	1,000,000	949,561
				1,907,876
MACHINERY — 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	675,671
John Deere Capital Corp.	1.750%	03/09/27	250,000	229,557
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,180,282
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,592,648
				3,678,158
MEDICAL EQUIPMENT & DEVICES — 0.1%
Alcon Finance Corp. (b)	2.600%	05/27/30	1,250,000	1,088,975

PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	876,723

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
PIPELINES — 0.1%
Northern Natural Gas Co. (b)	4.100%	09/15/42	$1,200,000	$946,437

REITS — 3.3%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	560,252
Agree Ltd. Partnership	4.800%	10/01/32	715,000	670,932
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	809,884
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,163,451
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	1,966,632
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,179,150
Camden Property Trust	2.800%	05/15/30	1,500,000	1,329,408
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,269,936
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,206,557
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,241,356
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	247,754
Federal Realty Investment Trust	1.250%	02/15/26	515,000	480,617
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,501,640
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,309,666
Kimco Realty Corp. (a)	2.700%	10/01/30	1,750,000	1,512,113
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,265,552
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,674,030
Ontario Teachers Cadillac Fairview Properties Trust (b)	2.500%	10/15/31	1,255,000	1,028,296
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,349,408
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,439,419
Realty Income Corp.	4.700%	12/15/28	1,000,000	981,736
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	494,499
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,395,857
Sun Communities Operating, L.P. (a)	2.700%	07/15/31	500,000	412,966
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	738,567
UDR, Inc.	1.900%	03/15/33	1,500,000	1,132,915
Vornado Realty, L.P.	3.500%	01/15/25	567,000	558,503
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,216,350
				31,137,446
RETAIL - CONSUMER STAPLES — 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	912,273
Walmart, Inc.	1.800%	09/22/31	500,000	411,969
				1,324,242
RETAIL - DISCRETIONARY — 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	739,695
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	872,702
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	312,653
Lowe’s Cos., Inc.	5.625%	04/15/53	1,000,000	968,269
				2,893,319

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
SEMICONDUCTORS — 0.3%
Intel Corp. (a)	4.150%	08/05/32	$1,000,000	$936,520
Intel Corp.	3.734%	12/08/47	1,361,000	1,000,270
NVIDIA Corp.	2.850%	04/01/30	500,000	453,396
				2,390,186
SOFTWARE — 0.4%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,841,382
Microsoft Corp.	2.921%	03/17/52	1,000,000	678,845
				3,520,227
SPECIALTY FINANCE — 0.8%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	843,747
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,169,395
Low Income Investment Fund	3.386%	07/01/26	115,000	111,119
Low Income Investment Fund, Series 2019	3.711%	07/01/29	1,985,000	1,809,055
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	2,558,684
				7,492,000
STEEL — 0.0% (d)
Nucor Corp.	2.000%	06/01/25	460,000	445,162

TECHNOLOGY HARDWARE — 0.5%
Apple, Inc.	3.000%	06/20/27	1,000,000	952,491
Apple, Inc.	2.650%	05/11/50	1,000,000	638,212
Apple, Inc.	2.650%	02/08/51	2,000,000	1,264,597
HP, Inc. (a)	4.750%	01/15/28	1,100,000	1,088,290
HP, Inc.	4.000%	04/15/29	915,000	871,639
				4,815,229
TECHNOLOGY SERVICES — 0.2%
Experian Finance plc (b)	2.750%	03/08/30	635,000	561,659
Moody’s Corp.	3.250%	05/20/50	500,000	341,272
Moody’s Corp.	3.750%	02/25/52	1,000,000	754,425
				1,657,356
TELECOMMUNICATIONS — 0.5%
AT&T, Inc.	5.250%	03/01/37	500,000	485,641
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,729,746
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	950,446
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	816,037
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,101,383
				5,083,253
TRANSPORTATION & LOGISTICS — 1.1%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,132,893
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,492,711
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	911,898
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	975,107
Penske Truck Leasing Co. (b)	3.450%	07/01/24	1,250,000	1,250,000
Penske Truck Leasing Co. (b)	5.750%	05/24/26	500,000	501,206
TTX Co. (b)	4.600%	02/01/49	280,000	245,965

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 30.7%, continued
TRANSPORTATION & LOGISTICS — 1.1%, continued
TTX Co. (b)	5.650%	12/01/52	$500,000	$505,381
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,868,499
				9,883,660
TRANSPORTATION EQUIPMENT — 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,268,348

WHOLESALE - CONSUMER STAPLES — 0.2%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	377,789
Sysco Corp.	2.400%	02/15/30	1,750,000	1,516,210
				1,893,999

TOTAL CORPORATE BONDS (COST $322,785,633)				$286,754,130

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Impact Capital, Inc. (e)	3.000%	12/15/24	400,000	392,957
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	1,400,000	1,350,443
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	650,000	615,712
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	1,200,000	1,101,987
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	426,038
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,800,000
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	1,000,000	959,323
Capital Impact Partners Investment (e)	5.750%	06/15/25	1,800,000	1,799,927
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	498,278
TOTAL CORPORATE NOTES (COST $9,200,000)				$8,944,665

FOREIGN GOVERNMENTS — 5.2%
FOREIGN AGENCY — 1.3%
BNG Bank N.V. (b)	1.500%	10/16/24	1,500,000	1,482,802
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,878,135
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	980,020
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,453,121
				11,794,078
SUPRANATIONAL — 3.9%
Asian Development Bank	3.125%	09/26/28	1,000,000	947,782
Central American Bank for Economic Integration (b)	1.140%	02/09/26	1,200,000	1,121,982
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	195,298
European Investment Bank (a)	2.125%	04/13/26	1,000,000	953,990
European Investment Bank	2.375%	05/24/27	4,000,000	3,760,858
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,902,637

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 5.2%, continued
SUPRANATIONAL — 3.9%, continued
Inter-American Development Bank	3.500%	04/12/33	$3,000,000	$2,786,460
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,787,916
International Bank for Reconstruction & Development (a)	3.126%	11/20/25	1,000,000	974,981
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,776,015
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,837,592
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,119,611
International Development Association (b)	0.375%	09/23/25	2,000,000	1,888,245
International Development Association (a)(b)	0.876%	04/28/26	2,000,000	1,860,850
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,861,643
International Finance Corp., Series 2622 (a)	4.375%	01/15/27	1,000,000	992,883
				36,768,743

TOTAL FOREIGN GOVERNMENTS (COST $50,498,779)				$48,562,821

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% (d)
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $33,577)	2.853%	10/17/45	32,965	30,230

U.S. GOVERNMENT AGENCIES — 54.4%
DEVELOPMENT FINANCE CORPORATION — 0.8%
DFC	5.500%	09/15/26	375,000	375,000
DFC	1.590%	04/15/28	2,000,000	1,807,247
DFC	1.650%	04/15/28	3,500,000	3,197,044
DFC	3.130%	04/15/28	1,000,000	946,378
DFC	3.540%	06/15/30	352,955	338,067
DFC	3.520%	09/20/32	589,286	560,494
DFC	3.820%	06/01/33	704,594	666,739
				7,890,969
FEDERAL HOME LOAN BANK — 7.7%
FHLB	1.250%	12/21/26	4,000,000	3,683,113
FHLB	4.125%	01/15/27	7,000,000	6,918,017
FHLB	4.250%	12/10/27	11,000,000	10,902,278
FHLB	4.500%	03/10/28	3,000,000	2,996,319
FHLB	4.000%	06/30/28	3,200,000	3,110,583
FHLB	3.250%	11/16/28	13,000,000	12,405,245
FHLB	5.500%	07/15/36	18,620,000	20,270,123
FHLB	2.590%	03/19/40	4,000,000	2,918,009
FHLB	2.340%	03/26/40	1,000,000	697,018
FHLB	2.070%	06/29/40	1,715,000	1,139,587
FHLB	2.010%	07/16/40	2,685,000	1,764,834
FHLB	5.250%	03/11/44	5,000,000	5,102,078
				71,907,204

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 54.4%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 21.1%
FHLMC	4.000%	11/01/24	$3,414	$3,397
FHLMC	0.375%	09/23/25	3,500,000	3,307,917
FHLMC	4.000%	10/01/25	5,617	5,568
FHLMC	2.875%	04/25/26	3,000,000	2,892,827
FHLMC	6.000%	04/01/27	21,433	21,516
FHLMC	2.500%	10/01/27	130,017	125,046
FHLMC	2.738%	04/25/29	2,026,182	1,926,803
FHLMC	2.939%	04/25/29	4,000,000	3,692,024
FHLMC	2.412%	08/25/29	5,780,000	5,195,509
FHLMC	7.000%	02/01/30	9,772	10,060
FHLMC	1.297%	06/25/30	13,000,000	10,737,561
FHLMC	7.500%	07/01/30	28,068	28,824
FHLMC	1.406%	08/25/30	2,000,000	1,648,266
FHLMC	1.503%	09/25/30	4,000,000	3,327,808
FHLMC	1.487%	11/25/30	11,900,000	9,816,842
FHLMC	1.878%	01/25/31	1,500,000	1,262,684
FHLMC	2.000%	01/25/31	3,000,000	2,512,182
FHLMC	7.000%	03/01/31	14,573	15,003
FHLMC	1.777%	10/25/31	5,000,000	4,116,040
FHLMC	2.154%	10/25/31	4,000,000	3,365,342
FHLMC	2.091%	11/25/31	2,500,000	2,088,115
FHLMC	2.127%	11/25/31	9,000,000	7,533,198
FHLMC	2.450%	04/25/32	7,100,000	6,030,423
FHLMC	2.650%	05/25/32	9,000,000	7,749,942
FHLMC	6.250%	07/15/32	7,050,000	7,889,762
FHLMC	3.123%	08/25/32	5,710,000	5,085,577
FHLMC	3.000%	11/01/32	264,685	248,241
FHLMC	3.000%	11/01/32	351,698	329,686
FHLMC	5.500%	11/01/33	20,343	20,444
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	19,952	20,462
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	1,840	1,866
FHLMC	1.783%	06/25/34	2,084,061	1,627,370
FHLMC	5.000%	07/01/35	41,525	40,891
FHLMC	4.500%	10/01/35	56,800	55,037
FHLMC	2.438%	02/25/36	4,000,000	3,127,945
FHLMC	5.500%	03/01/36	15,761	15,840
FHLMC	1.500%	04/01/36	4,757,671	4,090,427
FHLMC	5.500%	06/01/36	23,219	23,333
FHLMC	6.000%	06/01/36	19,518	19,803
FHLMC	5.500%	12/01/36	18,938	19,031
FHLMC	2.000%	02/01/37	3,865,699	3,396,326
FHLMC	6.000%	08/01/37	8,598	8,803
FHLMC	5.000%	03/01/38	97,074	96,177
FHLMC	0.000%	11/15/38	4,331,000	2,167,470
FHLMC	4.500%	06/01/39	102,481	99,675
FHLMC	5.000%	06/01/39	154,269	152,746
FHLMC	4.500%	07/01/39	99,082	96,369
FHLMC	4.500%	11/01/39	90,521	88,042
FHLMC	4.500%	09/01/40	137,281	133,358
FHLMC	4.500%	05/01/41	268,613	261,253
FHLMC	4.500%	07/01/41	313,285	304,710
FHLMC	5.000%	09/01/41	126,519	125,153
FHLMC	3.500%	10/01/41	149,111	137,266
FHLMC	4.000%	10/01/41	163,026	153,974
FHLMC	3.500%	02/01/42	272,986	251,116

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 54.4%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 21.1%, continued
FHLMC	4.000%	02/01/42	$70,725	$66,830
FHLMC	3.500%	06/01/42	310,748	285,020
FHLMC	3.500%	06/01/42	308,305	282,778
FHLMC	3.500%	08/01/42	360,432	329,621
FHLMC	3.000%	11/01/42	695,696	614,357
FHLMC	3.000%	01/01/43	392,714	346,798
FHLMC	3.000%	05/01/43	524,619	463,270
FHLMC	3.500%	10/01/44	303,191	275,180
FHLMC	3.500%	11/01/44	275,903	250,385
FHLMC	3.500%	04/01/45	343,606	311,818
FHLMC	3.000%	05/01/46	598,830	523,848
FHLMC	3.000%	12/01/46	1,469,266	1,285,647
FHLMC	3.500%	03/01/48	1,628,945	1,475,279
FHLMC	3.500%	03/01/49	449,341	404,235
FHLMC	3.500%	07/01/49	728,410	651,686
FHLMC	3.000%	09/01/49	844,349	727,128
FHLMC	3.000%	07/01/50	2,087,352	1,802,069
FHLMC	2.000%	08/01/50	2,980,851	2,353,394
FHLMC	2.050%	08/19/50	2,500,000	1,396,116
FHLMC	2.000%	01/01/51	7,351,532	5,801,795
FHLMC	2.500%	04/01/51	7,174,231	5,903,325
FHLMC	2.500%	09/01/51	2,857,483	2,345,322
FHLMC	2.000%	01/01/52	5,399,606	4,231,431
FHLMC	2.500%	02/01/52	6,024,467	4,935,242
FHLMC	2.000%	04/01/52	4,482,804	3,514,176
FHLMC	3.000%	04/01/52	5,259,176	4,478,981
FHLMC	2.500%	05/01/52	6,281,385	5,132,848
FHLMC	3.000%	05/01/52	8,925,414	7,600,632
FHLMC	4.000%	07/01/52	5,376,154	4,923,038
FHLMC	3.500%	09/01/52	11,913,140	10,550,229
FHLMC	4.000%	10/01/52	10,963,408	10,032,731
FHLMC	5.500%	05/01/53	6,416,375	6,331,551
				197,127,810
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.7%
FNMA	3.080%	12/01/24	2,032,596	2,004,624
FNMA	5.000%	04/01/25	3,409	3,389
FNMA	5.000%	07/01/25	3,542	3,514
FNMA	3.500%	10/01/25	7,493	7,386
FNMA	5.000%	10/01/25	6,169	6,117
FNMA	5.500%	11/01/25	5	5
FNMA	0.500%	11/07/25	6,934,000	6,533,529
FNMA	4.000%	03/01/26	42,451	41,872
FNMA	2.910%	04/01/26	3,000,000	2,876,834
FNMA	2.125%	04/24/26	2,000,000	1,908,573
FNMA	2.500%	09/01/27	142,101	136,702
FNMA	0.750%	10/08/27	8,000,000	7,080,249
FNMA	2.500%	11/01/27	239,906	230,440
FNMA	2.500%	01/01/28	155,116	148,884
FNMA (c)	3.412%	06/25/28	1,805,889	1,711,866
FNMA	3.665%	09/25/28	3,360,998	3,207,949
FNMA	2.530%	05/01/29	3,949,068	3,564,832
FNMA	2.522%	08/27/29	5,338,673	4,813,276
FNMA	1.470%	11/01/29	2,599,000	2,197,572
FNMA	0.875%	08/05/30	25,750,000	20,861,043
FNMA	6.625%	11/15/30	12,750,000	14,250,543
FNMA (c)	1.518%	11/25/30	3,000,000	2,441,876
FNMA (c)	1.429%	12/25/30	5,000,000	4,088,122

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 54.4%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.7%, continued
FNMA	1.287%	01/25/31	$3,000,000	$2,415,112
FNMA	1.410%	02/01/31	3,000,000	2,442,317
FNMA	1.421%	03/25/31	1,000,000	803,781
FNMA	2.000%	01/01/32	901,664	828,567
FNMA	3.000%	12/01/32	389,026	364,304
FNMA	4.651%	04/25/33	2,000,000	1,954,538
FNMA	6.000%	10/01/33	12,837	13,014
FNMA	5.500%	02/01/34	16,264	16,323
FNMA (H15T1Y + 211.70) (c)	6.851%	05/01/34	17,297	17,789
FNMA	6.000%	11/01/34	41,649	42,453
FNMA	5.500%	01/01/35	25,148	25,865
FNMA	2.500%	02/01/35	955,725	869,298
FNMA	5.000%	10/01/35	36,795	36,314
FNMA	5.500%	10/01/35	46,653	46,824
FNMA	6.000%	10/01/35	22,709	23,119
FNMA	5.500%	06/01/36	9,982	10,019
FNMA	6.000%	06/01/36	11,744	12,002
FNMA	5.500%	11/01/36	15,241	15,296
FNMA (RFUCCT1Y + 156.50) (c)	6.065%	05/01/37	1,913	1,948
FNMA	5.625%	07/15/37	14,250,000	15,627,433
FNMA	4.500%	09/01/40	81,508	79,173
FNMA	4.500%	10/01/40	82,220	79,867
FNMA	4.000%	12/01/40	211,182	199,292
FNMA	4.000%	01/01/41	152,524	143,936
FNMA	3.500%	02/01/41	224,126	206,079
FNMA	4.000%	10/01/41	119,092	112,390
FNMA	4.000%	11/01/41	133,693	126,164
FNMA	4.000%	12/01/41	222,311	209,560
FNMA	4.000%	12/01/41	157,451	148,584
FNMA	4.000%	01/01/42	502,668	476,901
FNMA	3.500%	05/01/42	260,359	238,494
FNMA	3.000%	06/01/42	489,292	432,123
FNMA	3.000%	08/01/42	392,064	346,552
FNMA	3.000%	08/01/42	373,568	329,920
FNMA	3.500%	12/01/42	526,969	482,007
FNMA	3.000%	06/01/43	450,343	397,160
FNMA	4.000%	12/01/44	614,899	579,939
FNMA	3.500%	05/01/45	688,135	623,718
FNMA	3.000%	04/01/46	575,441	503,431
FNMA	3.500%	11/01/46	985,030	892,792
FNMA	4.000%	10/01/48	445,256	413,737
FNMA	4.000%	11/01/48	1,209,434	1,115,039
FNMA	3.500%	05/01/49	364,741	325,953
FNMA	4.000%	06/01/49	555,564	514,634
FNMA	3.500%	08/01/49	1,496,736	1,341,615
FNMA	3.000%	09/01/49	809,153	698,586
FNMA	3.000%	06/01/50	1,672,859	1,442,234
FNMA	2.500%	07/01/50	2,746,309	2,265,611
FNMA	2.500%	08/01/50	1,942,546	1,600,543
FNMA	3.000%	08/01/50	2,950,090	2,540,853
FNMA	2.000%	11/01/50	4,944,516	3,903,632
FNMA	2.000%	01/01/51	8,837,840	6,992,805
FNMA	2.000%	02/01/51	5,231,659	4,108,146
FNMA	2.500%	04/01/51	14,743,505	12,130,191
FNMA	2.000%	08/01/51	12,444,147	9,777,144
FNMA	2.000%	11/01/51	5,146,661	4,038,828

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 54.4%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.7%, continued
FNMA	2.500%	12/01/51	$8,201,009	$6,709,755
FNMA	2.500%	05/01/52	5,396,426	4,418,705
FNMA	3.500%	05/01/52	7,324,782	6,487,879
FNMA	3.500%	05/01/52	5,249,503	4,649,613
FNMA	3.000%	07/01/52	4,557,870	3,881,669
FNMA	4.500%	07/01/52	4,390,538	4,145,167
FNMA	4.500%	08/01/52	6,181,616	5,828,500
FNMA	3.500%	09/01/52	4,607,893	4,080,278
FNMA	4.500%	10/01/52	7,150,044	6,750,451
FNMA	5.000%	04/01/53	10,113,981	9,783,097
FNMA	5.000%	06/01/53	3,866,344	3,738,875
FNMA	5.000%	10/01/53	6,756,966	6,531,204
				230,508,339
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0% (d)
GNMA	7.000%	12/20/30	6,104	6,216
GNMA	7.000%	10/20/31	4,463	4,662
GNMA	7.000%	03/20/32	20,153	20,524
GNMA (H15T1Y + 150.00) (c)	4.625%	01/20/34	12,628	12,555
GNMA	5.500%	10/20/38	4,787	4,687
GNMA	6.500%	11/20/38	3,010	3,069
				51,713
SMALL BUSINESS ADMINISTRATION — 0.0% (d)
SBA (Prime — 2.65) (c)	5.850%	02/25/32	4,431	4,413

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 0.1%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,408,916

TOTAL U.S. GOVERNMENT AGENCIES (COST $546,851,200)				$508,899,364

ASSET BACKED SECURITIES — 5.6%
Ahold Finance U.S.A., LLC	8.620%	01/02/25	1,999	2,018
Aligned Data Centers Issuer, LLC (b)	6.000%	08/17/48	1,510,000	1,513,425
American Tower Trust I (b)	3.652%	03/23/28	2,000,000	1,879,675
Beacon Container Finance II, LLC (b)	2.250%	10/22/46	762,667	677,834
CLI Funding, LLC (b)	2.720%	01/18/47	1,073,489	952,293
CyrusOne Data Centers Issuer I, LLC (b)	4.500%	05/20/49	2,525,000	2,341,932
DB Master Finance, LLC (b)	2.493%	11/20/51	1,974,375	1,741,888
Domino’s Pizza Master Issuer, LLC (b)	4.474%	10/25/45	2,086,875	2,046,097
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,239,633
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,480,902
Duke Energy Progress SC Storm Funding, LLC, Series A	5.404%	03/01/44	665,000	676,454
Golden Credit Card Trust (b)	1.140%	08/15/28	1,000,000	919,110
GoodLeap Sustainable Home Solutions Trust (b)	6.250%	06/20/57	1,720,000	1,721,053
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	905,912	778,484

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2024 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 5.6%, continued
Mosaic Solar Loans, LLC (b)	2.100%	04/20/46	$734,407	$633,779
Mosaic Solar Loans, LLC (b)	2.100%	04/22/47	741,250	612,869
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	703,817
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,523,188
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,165,469
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	525,294
SBA Tower Trust (b)	2.836%	01/15/50	282,000	277,047
SBA Tower Trust (b)	6.599%	11/15/52	880,000	898,101
SolarCity LMC, Series I, LLC (b)(e)	4.800%	12/20/26	182,373	178,570
Sunrun Artemis Issuer, LLC (b)	6.250%	07/30/59	2,500,000	2,493,382
SWTCH Energy, Inc. (b)	6.280%	03/25/54	600,000	602,704
Texas Electric Market Stabilization Funding N, LLC (b)	4.966%	02/01/44	4,195,000	4,096,269
Texas Electric Market Stabilization Funding N, LLC	5.057%	08/01/46	4,730,000	4,509,276
Textainer Marine Containers VII Ltd. (b)	1.680%	02/20/46	1,100,000	975,715
TIF Funding II, LLC (b)	1.650%	02/20/46	364,062	316,223
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	488,337	483,544
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	844,000	842,723
Tribute Rail, LLC (b)	4.760%	05/17/52	1,838,991	1,794,311
Trinity Rail Leasing, L.P., Series 2024-1 (b)	5.780%	05/19/54	2,989,375	3,004,972
Triton Container Finance VIII, LLC (b)	1.860%	03/20/46	1,266,562	1,113,614
Triton International Finance Funding III, LLC (b)	5.480%	05/22/34	1,471,875	1,469,881
Triumph Rail, LLC (b)	2.150%	06/19/51	1,773,843	1,614,510
Vantage Data Centers Issuer, LLC (b)	2.165%	10/15/46	2,300,000	2,114,956
Wendy’s Funding, LLC (b)	3.783%	06/15/49	671,214	643,035
Wendy’s Funding, LLC (b)	4.236%	03/15/52	1,225,000	1,154,495
TOTAL ASSET BACKED SECURITIES (COST $54,564,275)				$52,718,542

	Shares	Fair Value
MONEY MARKET FUNDS — 1.1%
First American Government Obligations Fund - Class X, 5.23% (f) (COST $10,205,879)	10,205,879	$10,205,879

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 1.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (f)(g) (COST $13,975,888)	13,975,888	$13,975,888

INVESTMENT COMPANIES — 0.3%
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,154,044

TOTAL INVESTMENTS - (COST $1,023,565,306) — 100.9%		$943,615,456
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9%)		(8,872,556)
NET ASSETS — 100.0%		$934,742,900

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $13,581,002 (Note 8).
(b)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2024, these securities were valued at $101,760,257 or 10.9% of net assets.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$400,000	$392,957	0.0	%(d)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	1,400,000	1,350,443	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	650,000	615,712	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	1,200,000	1,101,987	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	426,038	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,800,000	0.2%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	1,000,000	959,323	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	1,800,000	1,799,927	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	498,278	0.1%
SolarCity LMC, Series I, LLC, 4.800%, 12/20/26	11/13/13	182,346	178,570	0.0	%(d)
		$9,382,346	$9,123,235	1.0%

(f)	The rate shown is the 7-day effective yield as of June 30, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

GMNT	— Global Medium—Term Note
H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
plc	— Public Liability Company
RFUCCT	— Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%
AUSTRALIA — 4.2%
ANZ Group Holdings Ltd.	40,646	$765,637
BlueScope Steel Ltd.	21,201	288,912
Brambles Ltd.	133,068	1,289,673
Commonwealth Bank of Australia	23,439	1,991,502
Computershare Ltd.	20,272	356,166
CSL Ltd. - ADR	7,282	717,277
CSL Ltd.	3,640	716,759
Goodman Group	44,189	1,024,258
GPT Group (The)	129,967	346,764
Mirvac Group	136,551	170,324
National Australia Bank Ltd.	36,653	885,765
QBE Insurance Group Ltd.	18,867	218,848
Scentre Group	526,498	1,095,700
SEEK Ltd.	49,532	705,712
Sonic Healthcare Ltd.	11,426	200,443
Stockland	177,423	493,499
Transurban Group	292,166	2,416,528
Vicinity Centres	397,679	490,733
Washington H. Soul Pattinson & Co. Ltd.	16,345	357,819
Wesfarmers Ltd.	32,429	1,409,900
Woodside Energy Group Ltd.	74,729	1,406,153
Woolworths Group Ltd.	28,598	644,561
		17,992,933
AUSTRIA — 0.2%
Erste Group Bank AG	3,804	180,277
Verbund AG	6,899	544,308
		724,585
BELGIUM — 0.6%
KBC Group N.V.	17,630	1,244,581
UCB S.A.	9,252	1,374,668
		2,619,249
BERMUDA — 0.4%
Credicorp Ltd. (a)	9,750	1,572,967
Orient Overseas International Ltd.	22,500	365,059
		1,938,026
BRAZIL — 1.5%
Banco Bradesco S.A. - ADR	42,050	94,192
Banco do Brasil S.A. - ADR	196,076	941,165
Banco Santander Brasil S.A. - ADR	119,088	588,295
Cia Energética de Minas Gerais - ADR	87,400	153,824
Cia Siderurgica Nacional S.A. - ADR	126,765	291,560
Suzano S.A. - ADR (a)	124,061	1,274,106
Telefónica Brasil S.A. - ADR	232,433	1,908,275
TIM S.A. - ADR (a)	83,885	1,201,233
		6,452,650
CANADA — 7.7%
Bank of Montreal	17,350	1,454,797
Bank of Nova Scotia (The) (a)	10,199	466,298
Cameco Corp.	30,038	1,477,870
Canadian Imperial Bank of Commerce (a)	25,453	1,210,036
Canadian National Railway Co.	15,841	1,871,297
Canadian Natural Resources Ltd.	96,746	3,444,158
Canadian Pacific Kansas City Ltd.	19,191	1,510,907
CGI, Inc. (b)	8,100	808,461
FirstService Corp.	1,607	244,859
Franco-Nevada Corp.	15,848	1,878,305

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CANADA — 7.7%
Gildan Activewear, Inc.	18,362	$696,287
Magna International, Inc. (a)	4,823	202,084
Manulife Financial Corp.	76,580	2,038,560
Methanex Corp.	5,667	273,489
Nutrien Ltd.	10,168	517,653
RB Global, Inc.	6,407	489,239
Restaurant Brands International, Inc. (a)	11,589	815,518
Royal Bank of Canada	26,330	2,800,985
Shopify, Inc. - Class A (b)	16,669	1,100,987
Sun Life Financial, Inc.	35,450	1,736,696
Teck Resources Ltd. - Class B	34,502	1,652,646
Thomson Reuters Corp.	19,692	3,319,480
Toronto-Dominion Bank (The)	23,372	1,284,525
Wheaton Precious Metals Corp. (a)	35,850	1,879,257
		33,174,394
CAYMAN ISLANDS — 3.6%
Alibaba Group Holding Ltd. - ADR	30,862	2,222,064
Autohome, Inc. - ADR	14,381	394,758
Baidu, Inc. - ADR (a)(b)	5,185	448,399
China Literature Ltd. (b)	55,000	177,135
CK Asset Holdings Ltd.	90,000	337,110
ENN Energy Holdings Ltd.	64,300	529,862
Hengan International Group Co. Ltd.	144,500	440,401
JD.com, Inc. - ADR (a)	13,569	350,623
Li Auto, Inc. - ADR (a)(b)	22,355	399,707
Meituan - ADR (b)	34,446	976,888
NetEase, Inc. - ADR (a)	9,324	891,188
Shenzhou International Group Holdings Ltd.	48,000	469,918
Tencent Holdings Ltd. - ADR (a)	114,280	5,412,301
Tencent Music Entertainment Group - ADR	17,514	246,072
Trip.com Group Ltd. - ADR (b)	19,946	937,462
Vipshop Holdings Ltd. - ADR	21,137	275,204
WuXi Biologics Cayman, Inc. (b)	253,500	374,617
XPeng, Inc. - ADR (a)(b)	27,625	202,491
ZTO Express Cayman, Inc. - ADR	17,989	373,272
		15,459,472
CHILE — 0.2%
Banco de Chile - ADR	11,775	266,468
Enel Chile S.A. - ADR	52,052	145,746
Sociedad Quimica y Minera de Chile S.A. - ADR (a)	10,226	416,709
		828,923
CHINA — 2.6%
Agricultural Bank of China Ltd. - H Shares	2,786,000	1,191,602
ANTA Sports Products Ltd.	92,000	883,594
Bank of China Ltd. - H Shares	3,583,000	1,766,489
BYD Co. Ltd. - ADR	6,004	354,716
BYD Co. Ltd. - H Shares	18,500	549,621
China CITIC Bank Corp. Ltd. - H Shares (b)	1,185,000	760,255
China Merchants Bank Co. Ltd. - H Shares	114,500	519,787
China Minsheng Banking Corp. Ltd. - H Shares	660,000	228,198
COSCO SHIPPING Holdings Co. Ltd. - H Shares	167,000	292,126
Haitian International Holdings Ltd.	133,000	378,101
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,042,794
Jiangsu Expressway Co. Ltd. - H Shares (b)	1,162,000	1,239,523
PICC Property & Casualty Co. Ltd. - H Shares (b)	294,000	365,193
Ping An Insurance Group Co. of China Ltd. - ADR	7,088	64,288

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CHINA — 2.6%, continued
Ping An Insurance Group Co. of China Ltd. - H Shares	38,318	$173,704
Postal Savings Bank of China Co. Ltd. - H Shares	359,000	210,554
Sinopharm Group Co. Ltd. - H Shares	427,200	1,135,149
Weichai Power Co. Ltd. - H Shares	144,000	275,497
		11,431,191
COLOMBIA — 0.4%
Bancolombia S.A. - ADR	48,744	1,591,492

DENMARK — 2.9%
A.P. Moller-Maersk A/S - Series B	120	208,616
Coloplast A/S - Series B	6,788	815,570
DSV A/S	4,551	697,386
Genmab A/S (b)	932	233,568
Novo Nordisk A/S - ADR	59,796	8,535,281
Novonesis - B Shares	10,041	614,455
Orsted A/S (b)	10,148	540,117
Pandora A/S	1,282	193,505
Vestas Wind Systems A/S (b)	21,015	486,666
		12,325,164
FINLAND — 0.6%
Nokia Corp. - ADR (a)	203,176	768,005
Nordea Bank Abp	57,215	680,842
Sampo OYJ - A Shares	6,620	284,373
UPM-Kymmene OYJ	20,395	712,678
		2,445,898
FRANCE — 6.1%
Acciona SA	932	110,123
Accor S.A.	4,739	194,433
Air Liquide S.A. - ADR	1,460	50,564
Air Liquide S.A.	15,513	2,680,168
Arkema S.A.	1,887	164,039
AXA S.A.	33,469	1,096,033
Bureau Veritas S.A.	16,518	457,585
Capgemini SE	3,941	783,978
Carrefour S.A.	26,958	381,195
Cie Generale des Etablissements Michelin SCA	35,631	1,378,292
Danone S.A. - ADR	20,260	248,388
Danone S.A.	16,233	992,587
Dassault Systemes SE	8,424	318,551
EssilorLuxottica S.A.	6,450	1,390,187
Eurofins Scientific SE	6,072	302,787
Getlink SE	64,345	1,064,949
Henkel AG & Co. KGaA	4,390	345,416
Hermes International SCA - ADR	1,050	242,466
Hermes International SCA	830	1,902,732
Klepierre S.A.	20,396	545,787
Legrand S.A.	13,146	1,304,601
L’Oreal S.A. - ADR (a)	21,745	1,909,863
L’Oreal S.A.	1,380	606,180
Publicis Groupe S.A.	12,555	1,336,600
Schneider Electric SE - ADR	5,840	281,138
Schneider Electric SE	17,677	4,247,403
Societe Generale S.A.	12,929	303,593
Unibail-Rodamco-Westfield	3,343	263,286
Unibail-Rodamco-Westfield - CDI	45,646	179,941
Veolia Environnement S.A.	6,731	201,317

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
FRANCE — 6.1%, continued
Vivendi SE - ADR	7,047	$73,218
Vivendi SE	46,775	488,845
Wendel SE	6,315	558,778
		26,405,023
GERMANY — 3.9%
adidas AG - ADR	5,158	618,238
adidas AG	1,323	316,046
Allianz SE - ADR	76,050	2,108,106
Allianz SE	5,268	1,464,431
BASF SE	15,664	758,198
Bayerische Motoren Werke AG - ADR	2	63
Bayerische Motoren Werke AG	4,180	395,745
Brenntag SE	6,380	430,300
Commerzbank AG	24,099	366,196
Continental AG	4,852	274,955
Covestro AG (b)	3,936	231,058
Deutsche Boerse AG	7,444	1,523,887
Deutsche Post AG - ADR (a)	9,971	405,122
Deutsche Post AG	10,161	411,338
Deutsche Telekom AG - ADR	30,009	755,927
Deutsche Telekom AG	25,629	644,637
Fresenius Medical Care AG & Co. KGaA	4,696	179,892
Hannover Rueck SE	1,159	293,878
Mercedes-Benz Group AG	14,306	989,543
Merck KGaA	4,693	777,977
Muenchener Rueckversicherungs-Gesellschaft AG - ADR (a)	18,890	945,822
Muenchener Rueckversicherungs-Gesellschaft AG	2,246	1,123,602
RWE AG	9,296	318,165
Siemens AG	2,662	495,386
Telefonica Deutschland Holding AG	129,616	305,191
Vonovia SE	20,203	574,601
		16,708,304
HONG KONG — 1.6%
AAC Technologies Holdings, Inc.	92,000	361,684
AIA Group Ltd. - ADR	31,802	859,608
AIA Group Ltd.	57,569	390,722
BYD Electronic International Co. Ltd.	86,500	432,000
China Merchants Port Holdings Co. Ltd.	728,000	1,083,281
Geely Automobile Holdings Ltd.	302,000	339,938
Hong Kong Exchanges & Clearing Ltd.	22,078	707,376
Lenovo Group Ltd.	754,000	1,064,036
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	360,000	171,494
Sun Hung Kai Properties Ltd.	120,500	1,042,356
Techtronic Industries Co. Ltd.	24,500	279,856
Zhongsheng Group Holdings Ltd.	116,500	170,371
		6,902,722
INDIA — 6.0%
HDFC Bank Ltd. - ADR	104,000	6,690,320
ICICI Bank Ltd. - ADR	245,727	7,079,395
Infosys Ltd. - ADR (a)	315,891	5,881,890
Wipro Ltd. - ADR (a)	1,040,308	6,345,879
		25,997,484
INDONESIA — 0.6%
Bank Mandiri Persero Tbk PT - ADR (a)	87,101	1,296,934

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
INDONESIA — 0.6%, continued
Telkom Indonesia Persero Tbk PT - ADR	69,227	$1,294,545
		2,591,479
IRELAND — 0.5%
AIB Group plc	100,681	532,364
CRH plc	11,121	833,852
Smurfit Kappa Group plc	17,885	797,018
		2,163,234
ISRAEL — 0.5%
Check Point Software Technologies Ltd. (b)	2,999	494,835
CyberArk Software Ltd. (b)	2,342	640,350
ICL Group Ltd. (a)	89,436	382,786
Nice Ltd. - ADR (a)(b)	3,430	589,857
		2,107,828
ITALY — 2.1%
Assicurazioni Generali S.p.A.	24,438	609,707
Banco BPM S.p.A.	30,188	194,484
Enel S.p.A.	63,194	439,616
Intesa Sanpaolo S.p.A. - ADR	1	22
Intesa Sanpaolo S.p.A.	452,244	1,681,563
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	725,211
Moncler S.p.A.	10,592	647,434
Poste Italiane S.p.A.	66,474	847,036
Prysmian S.p.A.	3,211	198,886
Snam S.p.A.	39,778	176,029
Terna - Rete Elettrica Nazionale S.p.A.	199,413	1,541,899
UniCredit S.p.A.	49,517	1,835,603
		8,897,490
JAPAN — 16.2%
Advantest Corp.	19,200	766,849
Aeon Co. Ltd.	19,800	423,285
AGC, Inc.	10,000	323,623
Astellas Pharma, Inc. - ADR (a)	21,248	209,505
Astellas Pharma, Inc.	28,600	282,682
Azbil Corp.	6,500	181,061
Bandai Namco Holdings, Inc.	4,800	93,693
Bridgestone Corp.	55,456	2,179,409
Brothers Industries Ltd.	29,100	512,116
Canon, Inc.	22,800	617,105
Chiba Bank Ltd. (The)	28,700	255,482
Chugai Pharmaceutical Co. Ltd.	13,500	479,691
Dai Nippon Printing Co. Ltd.	61,318	2,062,916
Dai-ichi Life Holdings, Inc.	16,346	436,731
Daiichi Sankyo Co. Ltd.	41,430	1,422,671
Daiwa House Industry Co. Ltd.	66,000	1,672,709
Daiwa Securities Group, Inc.	81,800	623,927
Denso Corp.	73,600	1,142,894
Disco Corp.	1,200	455,335
ENEOS Holdings, Inc.	137,900	708,591
Fast Retailing Co. Ltd.	4,200	1,058,968
FUJIFILM Holdings Corp. - ADR	39,720	466,313
FUJIFILM Holdings Corp.	11,400	266,600
Fujitsu Ltd.	48,680	761,675
Hitachi Construction Machinery Co. Ltd.	15,000	401,701
Honda Motor Co. Ltd.	88,300	944,115
Hoya Corp. - ADR	1,273	149,005
Hoya Corp.	6,861	797,776

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 16.2%, continued
Inpex Corp.	58,800	$865,190
Japan Exchange Group, Inc.	13,000	303,209
Japan Post Bank Co. Ltd.	26,000	245,589
Kao Corp.	23,800	965,221
KDDI Corp. - ADR	43,814	578,783
Keyence Corp.	4,100	1,798,111
Kubota Corp.	36,800	514,714
Mitsubishi Corp.	134,400	2,630,085
Mitsubishi Estate Co. Ltd.	39,100	612,510
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	29,257	315,976
Mitsubishi UFJ Financial Group, Inc.	275,109	2,956,892
Mitsui Chemicals, Inc.	23,900	659,655
Mitsui Fudosan Co. Ltd.	60,900	555,939
Mitsui OSK Lines Ltd.	13,800	413,315
MS&AD Insurance Group Holdings, Inc.	31,500	700,039
Murata Manufacturing Co. Ltd.	38,700	799,183
Nidec Corp. - ADR (a)	23,780	268,714
Nintendo Co. Ltd. - ADR	96,172	1,279,088
Nintendo Co. Ltd.	3,000	159,561
Nippon Prologis REIT, Inc.	231	360,430
Nippon Yusen KK	9,300	270,676
Nitori Holdings Co. Ltd.	1,800	190,109
Nomura Holdings, Inc.	111,800	640,779
Nomura Real Estate Holdings, Inc.	12,900	323,250
Nomura Real Estate Master Fund, Inc.	271	240,397
Nomura Research Institute Ltd.	10,900	306,335
NTT Data Group Corp.	13,700	201,157
Olympus Corp.	16,400	264,403
Oracle Corp. Japan	3,200	220,805
Oriental Land Co. Ltd.	20,800	579,523
ORIX Corp.	16,800	370,952
Pan Pacific International Holdings Corp.	21,300	498,385
PDD Holdings, Inc. - ADR (b)	10,868	1,444,901
Recruit Holdings Co. Ltd.	33,150	1,773,663
Resona Holdings, Inc.	85,600	566,442
Ricoh Co. Ltd.	40,800	348,864
Seiko Epson Corp.	68,100	1,057,911
Sekisui House Ltd. - ADR (a)	21,690	485,205
Sekisui House Ltd.	17,600	389,820
Seven & i Holdings Co. Ltd.	66,900	815,113
Shimadzu Corp.	17,000	425,354
Shimano, Inc.	2,084	321,864
Shin-Etsu Chemical Co. Ltd.	17,000	659,219
Shiseido Co. Ltd. - ADR	2,703	77,144
Shiseido Co. Ltd.	2,100	59,893
SoftBank Corp.	89,505	1,093,038
SoftBank Group Corp. - ADR	4,622	148,875
SoftBank Group Corp.	12,400	800,890
Sompo Holdings, Inc.	12,900	275,456
Sony Group Corp. - ADR	20,338	1,727,713
Sony Group Corp.	2,000	169,582
Sumitomo Corp.	32,454	810,412
Sumitomo Mitsui Financial Group, Inc. - ADR	102,110	1,369,295
Sumitomo Mitsui Financial Group, Inc.	13,200	880,049
Sumitomo Mitsui Trust Holdings, Inc.	39,200	894,310
Takeda Pharmaceutical Co. Ltd.	35,100	910,305
TDK Corp.	11,700	717,495
Terumo Corp.	21,944	361,900

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 16.2%, continued
Tokio Marine Holdings, Inc.	53,500	$1,997,112
Tokyo Electron Ltd.	7,300	1,583,741
TOPPAN Holdings, Inc.	26,500	730,263
Toray Industries, Inc.	50,000	236,688
Toyota Motor Corp. - ADR	11,290	2,314,111
USS Co. Ltd.	90,440	760,947
Yamaha Corp.	28,900	676,572
Yamaha Motor Co. Ltd.	112,200	1,038,540
Yokogawa Electric Corp.	36,800	889,884
		69,597,974
JERSEY — 0.2%
Experian plc - ADR	8,706	406,048
Experian plc	2,439	113,645
WPP plc	34,966	320,191
		839,884
MEXICO — 1.0%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	1,375,336
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	414,504
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	944,387
Grupo Financiero Banorte S.A.B. de C.V. - ADR	2,847	117,894
Wal-Mart de Mexico S.A.B. de C.V. - ADR	37,577	1,278,370
		4,130,491
NETHERLANDS — 2.7%
Adyen N.V. (b)	421	502,043
Akzo Nobel N.V. - ADR (a)	1,673	34,029
Argenx SE - ADR (b)	1,526	656,241
ASML Holding N.V. (a)	6,542	6,690,700
Koninklijke Ahold Delhaize N.V.	10,187	301,081
NN Group N.V.	8,950	416,580
Prosus N.V.	33,279	1,185,709
QIAGEN N.V.	16,337	671,287
Randstad N.V.	3,889	176,349
Stellantis N.V.	21,320	421,969
Wolters Kluwer N.V.	3,337	553,367
		11,609,355
NEW ZEALAND — 0.1%
Mercury NZ Ltd.	36,144	144,545
Meridian Energy Ltd.	49,395	189,263
		333,808
NORWAY — 1.0%
Aker BP ASA	67,665	1,725,205
DNB Bank ASA	22,768	447,211
Norsk Hydro ASA	254,785	1,587,026
Yara International ASA	16,632	479,203
		4,238,645
PORTUGAL — 0.6%
Galp Energia SGPS S.A.	118,111	2,495,071
Jeronimo Martins SGPS S.A.	17,575	343,593
		2,838,664
RUSSIA — 0.0% (c)
Mobile TeleSystems PJSC - ADR (b)(d)(e)	86,910	869

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SINGAPORE — 1.0%
BOC Aviation Ltd.	113,800	$816,082
CapitaLand Ascott Trust	10,433	6,733
CapitaLand Integrated Commercial Trust	522,925	763,597
CapitaLand Investment Ltd.	183,000	358,998
CDL Hospitality Trusts	28,826	20,196
City Developments Ltd.	216,800	825,028
DBS Group Holdings Ltd. - ADR	12,531	1,317,760
Venture Corp. Ltd.	33,300	349,223
		4,457,617
SOUTH AFRICA — 1.0%
FirstRand Ltd.	162,969	688,778
Mr Price Group Ltd.	70,832	801,634
MTN Group Ltd.	49,082	229,130
Naspers Ltd. - Class N - ADR	30,725	1,196,739
Standard Bank Group Ltd.	126,812	1,469,263
		4,385,544
SOUTH KOREA — 4.3%
Celltrion, Inc.	4,265	538,930
Hyundai Mobis Co. Ltd.	13,700	2,497,898
KB Financial Group, Inc. - ADR	15,444	874,285
KB Financial Group, Inc.	3,184	181,200
KT Corp. - ADR	39,515	540,170
LG Display Co. Ltd. - ADR	3	12
NAVER Corp.	7,842	948,854
POSCO Holdings, Inc. - ADR (a)	12,686	833,978
POSCO Holdings, Inc.	458	120,528
Samsung Electronics Co. Ltd.	114,316	6,754,305
Shinhan Financial Group Co. Ltd. - ADR	17,537	610,463
Shinhan Financial Group Co. Ltd.	18,753	654,611
SK Hynix, Inc.	13,729	2,353,890
SK Telecom Co. Ltd. - ADR	19,765	413,681
Woori Financial Group, Inc. - ADR	34,279	1,098,299
		18,421,104
SPAIN — 1.6%
Aena SME S.A.	5,525	1,112,694
Amadeus IT Group S.A.	7,348	489,132
Banco Bilbao Vizcaya Argentaria S.A. - ADR (a)	24,792	248,664
Banco Bilbao Vizcaya Argentaria S.A.	17,790	178,224
CaixaBank S.A.	173,802	920,304
Cellnex Telecom S.A.	6,529	212,411
Iberdrola S.A. - ADR	1,595	83,450
Iberdrola S.A.	87,067	1,129,959
Industria de Diseno Textil S.A.	39,262	1,949,851
Naturgy Energy Group S.A.	12,657	273,342
Telefónica S.A.	92,766	393,523
		6,991,554
SWEDEN — 1.7%
Atlas Copco AB - A Shares	71,088	1,336,309
Atlas Copco AB - Class A - ADR	5,893	111,201
Boliden AB	39,793	1,273,373
Epiroc AB - Class A	14,553	290,458
Hexagon AB - B Shares	53,748	606,871
Industrivarden AB - A Shares	23,389	795,900
Investor AB - B Shares	36,941	1,011,643
L E Lundbergforetagen AB - B Shares	4,058	200,662
Securitas AB - B Shares	19,191	190,517

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SWEDEN — 1.7%, continued
SKF AB - B Shares	28,543	$573,182
Svenska Cellulosa AB SCA - B Shares	16,418	242,546
Svenska Handelsbanken AB - A Shares	31,343	298,585
Telefonaktiebolaget LM Ericsson - B Shares	76,365	474,178
		7,405,425
SWITZERLAND — 5.5%
ABB Ltd. - ADR (a)	58,667	3,268,339
ABB Ltd.	5,783	321,360
Accelleron Industries AG (a)	1,953	76,089
Adecco Group AG	4,643	154,124
Alcon, Inc.	5,312	473,193
Barry Callebaut AG	508	827,883
Coca-Cola HBC AG	26,042	888,181
Geberit AG	1,394	823,679
Givaudan S.A.	208	986,364
Holcim Ltd.	8,532	756,201
Julius Baer Group Ltd.	3,557	198,770
Logitech International S.A.	4,776	462,699
Lonza Group AG	2,080	1,135,476
Nestlé S.A. - ADR (a)	29,320	3,003,834
Nestlé S.A.	2,929	299,052
Partners Group Holding AG	161	206,821
Roche Holding AG - ADR (a)	80,192	2,780,257
Roche Holding AG	455	126,371
Sika AG	1,660	475,273
Sonova Holding AG	927	286,459
Swiss Life Holding AG	1,691	1,243,501
Swiss Re AG	9,611	1,192,910
Swisscom AG	981	552,019
UBS Group AG	39,428	1,160,899
UBS Group AG (a)	6,351	187,608
Zurich Insurance Group AG - ADR (a)	26,790	1,429,782
Zurich Insurance Group AG	492	262,395
		23,579,539
TAIWAN — 6.7%
ASE Technology Holding Co. Ltd. - ADR (a)(b)	126,937	1,449,621
AUO Corp. - ADR	115,722	626,056
Chunghwa Telecom Co. Ltd. - ADR (b)	152,930	5,904,627
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,740	18,900,100
United Microelectronics Corp. - ADR (a)(b)	252,311	2,210,244
		29,090,648
UNITED KINGDOM — 8.5%
3i Group plc	68,813	2,667,029
Anglo American plc - ADR	22,792	361,709
Anglo American plc	16,710	528,399
Antofagasta plc	39,339	1,049,279
Ashtead Group plc	11,037	736,944
AstraZeneca plc - ADR	49,298	3,844,751
Aviva plc	147,903	891,079
British Land Co. plc (The)	62,287	323,927
Bunzl plc	5,822	221,526
Coca-Cola Europacific Partners plc	26,855	1,956,924
Compass Group plc	35,682	974,289
GSK plc - ADR (a)	52,864	2,035,264
GSK plc	17,282	334,140
Haleon plc - ADR	91,223	753,502

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
UNITED KINGDOM — 8.5%, continued
Halma plc	11,061	$378,362
HSBC Holdings plc - ADR (a)	52,192	2,270,352
HSBC Holdings plc	27,340	236,327
Informa plc	116,498	1,260,305
InterContinental Hotels Group plc	2,095	220,498
J Sainsbury plc	86,209	277,893
Kingfisher plc	161,921	509,259
Legal & General Group plc	210,040	602,716
Lloyds Banking Group plc	437,921	302,919
London Stock Exchange Group plc	7,929	942,175
Mondi plc	21,858	419,576
NatWest Group plc	160,250	631,625
PEARSON plc - ADR	111,553	1,392,181
PEARSON plc	24,794	310,540
Reckitt Benckiser Group plc - ADR (a)	34,350	375,789
Reckitt Benckiser Group plc	3,212	173,863
RELX plc - ADR (a)	25,844	1,185,723
RELX plc	74,635	3,433,284
Rentokil Initial plc - ADR (a)	7,457	221,100
Sage Group plc (The) - ADR	2,320	127,762
Sage Group plc (The)	14,027	193,009
Segro plc	49,056	556,994
Taylor Wimpey plc	108,822	195,546
Tesco plc - ADR	293	3,452
Unilever plc - ADR (a)	37,052	2,037,489
United Utilities Group plc	103,241	1,282,372
Whitbread plc	5,438	204,508
		36,424,381

TOTAL COMMON STOCKS (COST $285,333,289)		$423,103,043

	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (e)	3.000%	12/15/24	$120,000	$117,887
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	500,000	482,301
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	400,000	378,900
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	620,000	569,360
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	200,000	189,350
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	880,000	880,000
Capital Impact Partners Investment (e)	5.750%	06/15/25	880,000	879,964
Capital Impact Partners Investment (e)	5.000%	12/15/26	300,000	298,967
TOTAL CORPORATE NOTES (COST $3,900,000)				$3,796,729

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 13.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (f)(g) (COST $56,083,394)	56,083,394	$56,083,394

TOTAL INVESTMENTS - (COST $345,316,683) — 112.2%		$482,983,166
LIABILITES IN EXCESS OF OTHER ASSETS — (12.2%)		(52,564,183)
NET ASSETS — 100.0%		$430,418,983

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $53,108,208 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of June 30, 2024, representing 0.0% (c) of net assets.

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$120,000	$117,887	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	500,000	482,301	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	400,000	378,900	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	620,000	569,360	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	189,350	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	880,000	0.2%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	880,000	879,964	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	298,967	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(c)
		$4,652,376	$3,797,598	0.9%

(f)	The rate shown is the 7-day effective yield as of June 30, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%
ADVERTISING & MARKETING — 0.3%
Interpublic Group of Cos., Inc. (The) (a)	25,590	$744,413
Omnicom Group, Inc. (a)	10,229	917,541
		1,661,954
APPAREL & TEXTILE PRODUCTS — 0.3%
NIKE, Inc. - Class B	22,680	1,709,392

ASSET MANAGEMENT — 1.6%
Ameriprise Financial, Inc.	1,540	657,873
BlackRock, Inc.	4,002	3,150,855
Charles Schwab Corp. (The)	37,470	2,761,164
Franklin Resources, Inc. (a)	24,430	546,010
Invesco Ltd.	34,830	521,057
Raymond James Financial, Inc.	3,370	416,566
T. Rowe Price Group, Inc.	5,830	672,257
		8,725,782
AUTOMOTIVE — 0.4%
Aptiv plc (b)	7,050	496,461
BorgWarner, Inc.	14,870	479,409
Ford Motor Co.	82,203	1,030,825
		2,006,695
BANKING — 7.8%
Bank of America Corp.	204,460	8,131,374
Citigroup, Inc.	63,306	4,017,399
Citizens Financial Group, Inc.	22,720	818,602
Fifth Third Bancorp	30,060	1,096,889
Huntington Bancshares, Inc.	76,040	1,002,207
JPMorgan Chase & Co.	83,705	16,930,173
KeyCorp	32,990	468,788
M&T Bank Corp.	8,184	1,238,730
PNC Financial Services Group, Inc. (The)	13,561	2,108,464
Regions Financial Corp.	43,890	879,556
Truist Financial Corp.	70,530	2,740,091
U.S. Bancorp	54,437	2,161,149
		41,593,422
BEVERAGES — 1.8%
Coca-Cola Co. (The)	64,720	4,119,428
Keurig Dr Pepper, Inc.	16,470	550,098
PepsiCo, Inc.	30,279	4,993,915
		9,663,441
BIOTECH & PHARMA — 7.7%
AbbVie, Inc.	30,160	5,173,043
Amgen, Inc.	15,040	4,699,248
Biogen, Inc. (b)	5,000	1,159,100
Bristol-Myers Squibb Co.	75,780	3,147,143
Gilead Sciences, Inc.	39,650	2,720,386
Johnson & Johnson	73,341	10,719,521
Merck & Co., Inc.	64,480	7,982,624
Moderna, Inc. (b)	9,330	1,107,938
Regeneron Pharmaceuticals, Inc. (b)	1,920	2,017,978
Vertex Pharmaceuticals, Inc. (b)	1,070	501,530
Zoetis, Inc.	10,000	1,733,600
		40,962,111
CABLE & SATELLITE — 0.8%
Comcast Corp. - Class A (a)	106,200	4,158,792

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
CHEMICALS — 3.8%
Air Products & Chemicals, Inc.	11,917	$3,075,182
Dow, Inc.	14,230	754,901
DuPont de Nemours, Inc.	8,138	655,028
Ecolab, Inc.	3,050	725,900
FMC Corp. (a)	13,510	777,500
International Flavors & Fragrances, Inc.	6,622	630,481
Linde plc	15,566	6,830,516
LyondellBasell Industries N.V. - Class A	63,530	6,077,280
Mosaic Co. (The)	22,700	656,030
		20,182,818
COMMERCIAL SUPPORT SERVICES — 1.1%
Republic Services, Inc.	11,450	2,225,193
Rollins, Inc.	14,870	725,507
Waste Management, Inc.	12,790	2,728,619
		5,679,319
CONTAINERS & PACKAGING — 0.3%
Amcor plc	116,400	1,138,392
WestRock Co.	15,030	755,408
		1,893,800
DIVERSIFIED INDUSTRIALS — 1.5%
Dover Corp.	7,683	1,386,398
Emerson Electric Co.	31,994	3,524,459
Illinois Tool Works, Inc.	12,695	3,008,207
		7,919,064
E-COMMERCE DISCRETIONARY — 0.1%
eBay, Inc.	12,910	693,525

ELECTRIC UTILITIES — 4.8%
AES Corp. (The) (a)	22,334	392,408
Alliant Energy Corp.	9,970	507,473
Ameren Corp. (a)	7,630	542,569
American Electric Power Co., Inc.	16,270	1,427,530
CenterPoint Energy, Inc.	19,510	604,420
CMS Energy Corp.	12,530	745,911
Consolidated Edison, Inc.	29,931	2,676,430
DTE Energy Co.	7,370	818,144
Duke Energy Corp. (a)	29,394	2,946,160
Edison International	16,627	1,193,985
Eversource Energy	23,210	1,316,239
Exelon Corp.	36,210	1,253,228
NextEra Energy, Inc.	67,600	4,786,756
PPL Corp.	22,540	623,231
Sempra	16,966	1,290,434
Southern Co. (The)	41,691	3,233,971
WEC Energy Group, Inc.	7,950	623,757
Xcel Energy, Inc.	9,744	520,427
		25,503,073
ELECTRICAL EQUIPMENT — 3.4%
Carrier Global Corp.	15,630	985,940
Generac Holdings, Inc. (a)(b)	5,380	711,344
Johnson Controls International plc	45,737	3,040,138
Keysight Technologies, Inc. (b)	26,350	3,603,362
Otis Worldwide Corp.	20,480	1,971,405
Rockwell Automation, Inc.	7,420	2,042,578
TE Connectivity Ltd.	14,490	2,179,731

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
ELECTRICAL EQUIPMENT — 3.4%, continued
Trane Technologies plc	10,350	$3,404,425
Trimble, Inc. (b)	8,990	502,721
		18,441,644
ENTERTAINMENT CONTENT — 1.3%
Electronic Arts, Inc.	3,150	438,889
Fox Corp. - Class B	26,390	845,008
Walt Disney Co. (The)	51,779	5,141,137
Warner Bros. Discovery, Inc. (a)(b)	57,457	427,480
		6,852,514
FOOD — 1.2%
Conagra Brands, Inc.	16,070	456,709
General Mills, Inc.	31,030	1,962,958
J.M. Smucker Co. (The)	5,630	613,895
Kellanova	12,810	738,881
Kraft Heinz Co. (The)	26,230	845,131
McCormick & Co., Inc.	6,090	432,024
Mondelez International, Inc. - Class A	20,922	1,369,136
		6,418,734
GAS & WATER UTILITIES — 0.4%
American Water Works Co., Inc.	10,830	1,398,803
NiSource, Inc. (a)	19,060	549,118
		1,947,921
HEALTH CARE FACILITIES & SERVICES — 3.7%
Cardinal Health, Inc.	13,940	1,370,581
Cencora, Inc.	6,580	1,482,474
Charles River Laboratories International, Inc. (b)	3,240	669,319
CVS Health Corp.	43,164	2,549,266
Elevance Health, Inc.	7,690	4,166,903
Henry Schein, Inc. (a)(b)	24,110	1,545,451
Humana, Inc.	3,510	1,311,512
IQVIA Holdings, Inc. (b)	2,920	617,405
Labcorp Holdings, Inc.	5,410	1,100,989
McKesson Corp.	6,224	3,635,065
Quest Diagnostics, Inc.	11,780	1,612,446
		20,061,411
HOME CONSTRUCTION — 0.1%
Masco Corp.	5,880	392,020

HOUSEHOLD PRODUCTS — 2.7%
Church & Dwight Co., Inc. (a)	4,060	420,941
Clorox Co. (The)	4,350	593,644
Colgate-Palmolive Co.	9,540	925,762
Estée Lauder Cos., Inc. (The) - Class A	5,690	605,416
Kimberly-Clark Corp.	12,700	1,755,140
Procter & Gamble Co. (The)	62,816	10,359,615
		14,660,518
INDUSTRIAL SUPPORT SERVICES — 0.3%
Fastenal Co.	9,800	615,832
W.W. Grainger, Inc.	870	784,949
		1,400,781
INSTITUTIONAL FINANCIAL SERVICES — 3.2%
Bank of New York Mellon Corp. (The)	38,024	2,277,257
CME Group, Inc.	11,190	2,199,954
Goldman Sachs Group, Inc. (The)	10,260	4,640,803
Intercontinental Exchange, Inc.	19,320	2,644,715

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
INSTITUTIONAL FINANCIAL SERVICES — 3.2%, continued
Morgan Stanley	35,881	$3,487,275
Nasdaq, Inc.	7,520	453,155
Northern Trust Corp.	6,297	528,822
State Street Corp.	11,380	842,120
		17,074,101
INSURANCE — 5.8%
Aflac, Inc.	25,980	2,320,274
Allstate Corp. (The)	13,549	2,163,233
American International Group, Inc.	22,987	1,706,555
Aon plc - Class A	4,280	1,256,522
Arch Capital Group Ltd. (b)	3,930	396,498
Arthur J. Gallagher & Co.	4,520	1,172,081
Berkley (W.R.) Corp.	9,825	772,049
Brown & Brown, Inc.	15,040	1,344,726
Chubb Ltd.	13,700	3,494,596
Cincinnati Financial Corp.	9,332	1,102,109
Everest Group Ltd.	2,840	1,082,097
Globe Life, Inc.	8,710	716,659
Hartford Financial Services Group, Inc. (The)	10,830	1,088,848
Loews Corp.	5,440	406,586
Marsh & McLennan Cos., Inc.	9,860	2,077,699
MetLife, Inc.	29,933	2,100,997
Principal Financial Group, Inc.	13,800	1,082,610
Progressive Corp. (The)	15,160	3,148,884
Prudential Financial, Inc.	14,160	1,659,410
Travelers Cos., Inc. (The)	9,613	1,954,708
		31,047,141
INTERNET MEDIA & SERVICES — 0.3%
Airbnb, Inc. - Class A (b)	2,890	438,211
Alphabet, Inc. - Class C	3,320	608,954
VeriSign, Inc. (b)	2,960	526,288
		1,573,453
LEISURE FACILITIES & SERVICES — 1.3%
Hilton Worldwide Holdings, Inc.	3,170	691,694
McDonald’s Corp.	12,410	3,162,564
Starbucks Corp.	16,870	1,313,330
Yum! Brands, Inc. (a)	12,440	1,647,802
		6,815,390
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	8,300	485,550

MACHINERY — 1.4%
Deere & Co.	6,357	2,375,166
IDEX Corp.	2,840	571,408
Ingersoll-Rand, Inc.	6,920	628,613
Nordson Corp.	2,610	605,363
Stanley Black & Decker, Inc.	7,150	571,213
Veralto Corp.	8,640	824,861
Xylem, Inc.	13,260	1,798,454
		7,375,078
MEDICAL EQUIPMENT & DEVICES — 6.9%
Abbott Laboratories	42,910	4,458,778
Agilent Technologies, Inc.	5,280	684,446
Align Technology, Inc. (b)	2,610	630,132
Baxter International, Inc.	15,502	518,542
Becton, Dickinson and Co.	8,310	1,942,130

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
MEDICAL EQUIPMENT & DEVICES — 6.9%, continued
Bio-Rad Laboratories, Inc. - Class A (b)	1,620	$442,438
Bio-Techne Corp.	7,100	508,715
Boston Scientific Corp. (b)	21,060	1,621,831
Cooper Cos., Inc. (The) (b)	4,680	408,564
Danaher Corp.	24,190	6,043,871
DexCom, Inc. (b)	6,440	730,167
Edwards Lifesciences Corp. (b)	15,350	1,417,880
GE HealthCare Technologies, Inc. (a)	8,650	674,008
IDEXX Laboratories, Inc. (b)	1,340	652,848
Intuitive Surgical, Inc. (b)	3,050	1,356,793
Medtronic plc	46,760	3,680,480
Mettler-Toledo International, Inc. (b)	1,160	1,621,204
ResMed, Inc. (a)	2,370	453,665
Revvity, Inc.	12,650	1,326,479
STERIS plc	3,150	691,551
Stryker Corp.	3,450	1,173,863
Thermo Fisher Scientific, Inc.	9,294	5,139,582
Zimmer Biomet Holdings, Inc.	5,900	640,327
		36,818,294
METALS & MINING — 0.2%
Newmont Corp.	24,280	1,016,604

OIL & GAS PRODUCERS — 3.3%
ConocoPhillips	62,557	7,155,270
Devon Energy Corp.	27,760	1,315,824
EOG Resources, Inc.	17,720	2,230,416
Marathon Oil Corp.	29,580	848,059
ONEOK, Inc.	10,150	827,732
Valero Energy Corp.	35,310	5,535,196
		17,912,497
OIL & GAS SERVICES & EQUIPMENT — 1.7%
Baker Hughes Co.	128,450	4,517,587
Schlumberger Ltd.	102,796	4,849,915
		9,367,502
REAL ESTATE SERVICES — 0.1%
CBRE Group, Inc. - Class A (b)	8,480	755,653

REITS — 3.7%
Alexandria Real Estate Equities, Inc. (a)	5,380	629,299
American Tower Corp.	4,760	925,249
AvalonBay Communities, Inc.	3,750	775,837
BXP, Inc.	7,640	470,318
Crown Castle, Inc.	5,530	540,281
Digital Realty Trust, Inc.	2,790	424,220
Equinix, Inc.	2,800	2,118,480
Equity Residential	7,500	520,050
Extra Space Storage, Inc.	3,150	489,542
Federal Realty Investment Trust	4,450	449,317
Healthpeak Properties, Inc.	34,680	679,728
Host Hotels & Resorts, Inc. (a)	41,200	740,776
Kimco Realty Corp.	22,420	436,293
Mid-America Apartment Communities, Inc.	2,910	414,995
Prologis, Inc.	28,910	3,246,882
Public Storage	3,200	920,480
Realty Income Corp.	26,060	1,376,489
Regency Centers Corp.	9,230	574,106
Simon Property Group, Inc.	8,469	1,285,594

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
REITS — 3.7%, continued
UDR, Inc.	14,880	$612,312
Ventas, Inc.	11,270	577,700
Welltower, Inc.	17,680	1,843,140
		20,051,088
RENEWABLE ENERGY — 0.1%
First Solar, Inc. (b)	2,120	477,975

RETAIL - CONSUMER STAPLES — 3.4%
Costco Wholesale Corp.	5,880	4,997,941
Dollar General Corp.	5,410	715,364
Dollar Tree, Inc. (b)	7,030	750,593
Kroger Co. (The)	20,514	1,024,264
Target Corp.	9,860	1,459,675
Walgreen Boots Alliance, Inc. (a)	52,370	633,415
Walmart, Inc.	125,030	8,465,781
		18,047,033
RETAIL - DISCRETIONARY — 2.4%
AutoZone, Inc. (b)	240	711,384
Best Buy Co., Inc.	9,790	825,199
CarMax, Inc. (a)(b)	7,850	575,719
Genuine Parts Co.	4,570	632,122
Home Depot, Inc. (The)	14,672	5,050,689
Lowe’s Cos., Inc.	17,510	3,860,255
TJX Cos., Inc. (The)	12,030	1,324,503
		12,979,871
SEMICONDUCTORS — 2.6%
Broadcom, Inc.	500	802,765
Intel Corp.	99,778	3,090,125
Microchip Technology, Inc.	4,630	423,645
Micron Technology, Inc.	24,860	3,269,836
QUALCOMM, Inc.	13,770	2,742,708
Texas Instruments, Inc.	18,640	3,626,039
		13,955,118
SOFTWARE — 2.6%
ANSYS, Inc. (b)	1,760	565,840
Autodesk, Inc. (b)	2,650	655,743
Cadence Design Systems, Inc. (b)	2,340	720,135
Gen Digital, Inc.	38,360	958,233
Intuit, Inc.	1,200	788,652
Microsoft Corp.	8,620	3,852,709
Oracle Corp.	12,032	1,698,918
Roper Technologies, Inc.	4,500	2,536,470
Salesforce, Inc.	3,040	781,584
Synopsys, Inc. (b)	920	547,455
Tyler Technologies, Inc. (b)	1,720	864,782
		13,970,521
SPECIALTY FINANCE — 1.0%
American Express Co.	9,754	2,258,539
Capital One Financial Corp.	12,880	1,783,236
Discover Financial Services	5,770	754,774
Synchrony Financial	14,390	679,064
		5,475,613
TECHNOLOGY HARDWARE — 1.7%
Cisco Systems, Inc.	117,190	5,567,697
Corning, Inc.	32,890	1,277,777

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
TECHNOLOGY HARDWARE — 1.7%, continued
Hewlett Packard Enterprise Co.	46,690	$988,427
HP, Inc.	40,700	1,425,314
		9,259,215
TECHNOLOGY SERVICES — 5.1%
Accenture plc - Class A	16,780	5,091,220
Automatic Data Processing, Inc.	10,480	2,501,471
Cognizant Technology Solutions Corp. - Class A	15,450	1,050,600
CoStar Group, Inc. (b)	9,390	696,175
Fidelity National Information Services, Inc.	21,130	1,592,357
Fiserv, Inc. (b)	8,480	1,263,859
Global Payments, Inc.	5,710	552,157
Mastercard, Inc. - Class A	5,040	2,223,446
Moody’s Corp.	1,100	463,023
MSCI, Inc.	1,140	549,195
Paychex, Inc. (a)	3,334	395,279
PayPal Holdings, Inc. (b)	28,270	1,640,508
S&P Global, Inc.	9,180	4,094,280
Verisk Analytics, Inc.	5,050	1,361,228
Visa, Inc. - Class A	14,590	3,829,437
		27,304,235
TELECOMMUNICATIONS — 2.2%
AT&T, Inc.	191,746	3,664,266
T-Mobile US, Inc.	11,270	1,985,548
Verizon Communications, Inc.	142,640	5,882,474
		11,532,288
TRANSPORTATION & LOGISTICS — 2.8%
American Airlines Group, Inc. (b)	65,140	738,036
C.H. Robinson Worldwide, Inc.	6,070	534,888
CSX Corp.	41,490	1,387,841
Delta Air Lines, Inc.	19,150	908,476
FedEx Corp.	8,230	2,467,683
Norfolk Southern Corp.	7,170	1,539,327
Southwest Airlines Co.	51,320	1,468,265
Union Pacific Corp.	10,560	2,389,306
United Airlines Holdings, Inc. (b)	13,060	635,500
United Parcel Service, Inc. - Class B	21,130	2,891,641
		14,960,963
TRANSPORTATION EQUIPMENT — 0.1%
Westinghouse Air Brake Technologies Corp.	3,040	480,472

WHOLESALE - CONSUMER STAPLES — 0.6%
Archer-Daniels-Midland Co.	30,130	1,821,359
Sysco Corp.	18,680	1,333,565
		3,154,924
WHOLESALE - DISCRETIONARY — 0.1%
LKQ Corp.	11,370	472,878

TOTAL COMMON STOCKS (COST $426,601,750)		$524,892,188

	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (c)	3.000%	12/15/24	$250,000	$245,598
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	280,000	270,089
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	450,000	426,262
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	350,000	321,413
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	800,000	757,401
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	830,000	830,000
Capital Impact Partners Investment (c)	5.750%	06/15/25	820,000	819,967
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	996,556
TOTAL CORPORATE NOTES (COST $4,780,000)				$4,667,286

			Shares	Fair Value
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 5.23% (e) (COST $2,573,358)			2,573,358	$2,573,358

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (e)(f) (COST $13,384,083)			13,384,083	$13,384,083

TOTAL INVESTMENTS - (COST $447,339,011) — 102.0%				$545,516,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0%)				(10,709,721)
NET ASSETS — 100.0%				$534,807,194

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $13,066,990 (Note 8).
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$250,000	$245,598	0.0	%(d)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	280,000	270,089	0.0	%(d)
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	450,000	426,262	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	350,000	321,413	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	757,401	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/15/24	830,000	830,000	0.2%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	820,000	819,967	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	996,556	0.2%
		$4,780,000	$4,667,286	0.9%

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of June 30, 2024.
(f)	The security was purchased with cash collateral received from securities on loan.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.6%
ADVERTISING & MARKETING — 0.1%
Interpublic Group of Cos., Inc. (The) (a)	23,990	$697,869

APPAREL & TEXTILE PRODUCTS — 0.1%
NIKE, Inc. - Class B	9,670	728,828

AUTOMOTIVE — 2.0%
Tesla, Inc. (b)	64,320	12,727,642

BEVERAGES — 0.6%
Coca-Cola Co. (The)	29,840	1,899,316
PepsiCo, Inc.	13,850	2,284,281
		4,183,597
BIOTECH & PHARMA — 4.5%
AbbVie, Inc.	7,461	1,279,711
Eli Lilly & Co.	21,650	19,601,477
Merck & Co., Inc.	23,611	2,923,042
Regeneron Pharmaceuticals, Inc. (b)	1,821	1,913,926
Vertex Pharmaceuticals, Inc. (b)	4,274	2,003,309
Zoetis, Inc.	5,260	911,873
		28,633,338
CHEMICALS — 1.1%
Linde plc	13,918	6,107,358
LyondellBasell Industries N.V. - Class A	10,990	1,051,303
		7,158,661
COMMERCIAL SUPPORT SERVICES — 0.4%
Cintas Corp.	1,770	1,239,460
Republic Services, Inc.	3,500	680,190
Waste Management, Inc.	2,274	485,135
		2,404,785
DIVERSIFIED INDUSTRIALS — 0.2%
Illinois Tool Works, Inc.	5,274	1,249,727

E-COMMERCE DISCRETIONARY — 5.4%
Amazon.com, Inc. (b)	175,000	33,818,750
eBay, Inc.	8,540	458,769
		34,277,519
ELECTRIC UTILITIES — 0.2%
AES Corp. (The) (a)	24,480	430,114
NextEra Energy, Inc.	6,390	452,476
Sempra	8,850	673,131
		1,555,721
ELECTRICAL EQUIPMENT — 1.1%
Amphenol Corp. - Class A	11,944	804,667
Carrier Global Corp.	10,260	647,201
Keysight Technologies, Inc. (b)	3,981	544,402
Otis Worldwide Corp.	4,950	476,487
Rockwell Automation, Inc.	3,288	905,120
Trane Technologies plc	10,630	3,496,526
		6,874,403
ENTERTAINMENT CONTENT — 0.2%
Electronic Arts, Inc.	4,545	633,255
Walt Disney Co. (The)	5,103	506,677
		1,139,932

	Shares	Fair Value
COMMON STOCKS — 98.6%, continued
FOOD — 0.2%
Mondelez International, Inc. - Class A	18,040	$1,180,538

GAS & WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,310	427,520

HEALTH CARE FACILITIES & SERVICES — 0.5%
Cencora, Inc.	2,670	601,551
DaVita, Inc. (a)(b)	3,750	519,638
Elevance Health, Inc.	1,320	715,255
IQVIA Holdings, Inc. (b)	2,778	587,380
McKesson Corp.	1,910	1,115,516
		3,539,340
HOME CONSTRUCTION — 0.3%
D.R. Horton, Inc.	4,420	622,910
Lennar Corp. - Class A	480	71,938
PulteGroup, Inc.	9,050	996,405
		1,691,253
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc. (a)	4,800	497,664
Colgate-Palmolive Co.	10,057	975,932
Procter & Gamble Co. (The)	31,360	5,171,891
		6,645,487
INDUSTRIAL SUPPORT SERVICES — 0.5%
Fastenal Co.	2,060	129,451
United Rentals, Inc.	1,770	1,144,712
W.W. Grainger, Inc.	2,530	2,282,667
		3,556,830
INSTITUTIONAL FINANCIAL SERVICES — 0.1%
Nasdaq, Inc.	8,490	511,607

INSURANCE — 0.4%
Aon plc - Class A	2,560	751,565
Arch Capital Group Ltd. (b)	5,760	581,126
Progressive Corp. (The)	5,690	1,181,870
		2,514,561
INTERNET MEDIA & SERVICES — 14.8%
Airbnb, Inc. - Class A (b)	4,890	741,471
Alphabet, Inc. - Class A	156,720	28,546,548
Alphabet, Inc. - Class C	124,120	22,766,090
Booking Holdings, Inc.	140	554,610
Meta Platforms, Inc. - Class A	58,280	29,385,941
Netflix, Inc. (b)	11,970	8,078,314
Uber Technologies, Inc. (b)	57,750	4,197,270
		94,270,244
LEISURE FACILITIES & SERVICES — 1.6%
Chipotle Mexican Grill, Inc. (b)	45,350	2,841,177
Hilton Worldwide Holdings, Inc.	7,350	1,603,770
Marriott International, Inc. - Class A	6,510	1,573,923
McDonald’s Corp.	7,377	1,879,955
Royal Caribbean Cruises Ltd. (a)(b)	6,470	1,031,512
Starbucks Corp.	13,262	1,032,447
		9,962,784
LEISURE PRODUCTS — 0.2%
Axon Enterprise, Inc. (b)	1,360	400,166

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.6%, continued
LEISURE PRODUCTS — 0.2%, continued
Hasbro, Inc.	12,240	$716,040
		1,116,206
MACHINERY — 0.7%
Deere & Co. (a)	3,936	1,470,608
Ingersoll-Rand, Inc.	17,600	1,598,784
Veralto Corp.	10,924	1,042,914
Xylem, Inc.	3,590	486,912
		4,599,218
MEDICAL EQUIPMENT & DEVICES — 3.2%
Agilent Technologies, Inc.	4,905	635,835
Align Technology, Inc. (b)	50	12,071
Boston Scientific Corp. (b)	21,830	1,681,128
Cooper Cos., Inc. (The) (b)	5,244	457,801
Danaher Corp.	14,694	3,671,296
DexCom, Inc. (b)	5,670	642,865
Edwards Lifesciences Corp. (b)	9,550	882,133
IDEXX Laboratories, Inc. (b)	1,700	828,240
Intuitive Surgical, Inc. (b)	6,880	3,060,568
Mettler-Toledo International, Inc. (b)	550	768,674
Stryker Corp.	4,430	1,507,308
Thermo Fisher Scientific, Inc.	9,165	5,068,245
Waters Corp. (b)	1,646	477,538
West Pharmaceutical Services, Inc.	2,130	701,601
		20,395,303
OIL & GAS PRODUCERS — 0.7%
ConocoPhillips	23,540	2,692,505
ONEOK, Inc.	11,050	901,128
Valero Energy Corp.	5,320	833,963
		4,427,596
OIL & GAS SERVICES & EQUIPMENT — 0.3%
Baker Hughes Co.	30,530	1,073,740
Schlumberger Ltd.	17,770	838,389
		1,912,129
REITS — 1.1%
American Tower Corp.	6,442	1,252,196
Digital Realty Trust, Inc.	3,940	599,077
Equinix, Inc.	1,777	1,344,478
Host Hotels & Resorts, Inc. (a)	46,150	829,777
Iron Mountain, Inc.	8,670	777,005
Prologis, Inc.	6,088	683,743
Public Storage	2,790	802,544
Simon Property Group, Inc.	2,960	$449,328
		6,738,148
RETAIL - CONSUMER STAPLES — 0.7%
Costco Wholesale Corp.	4,443	3,776,505
Walmart, Inc.	7,770	526,107
		4,302,612
RETAIL - DISCRETIONARY — 2.7%
AutoZone, Inc. (b)	659	1,953,342
Builders FirstSource, Inc. (b)	2,700	373,707
Home Depot, Inc. (The)	16,306	5,613,177
Lowe’s Cos., Inc.	6,789	1,496,703
Lululemon Athletica, Inc. (b)	3,200	955,840
O’Reilly Automotive, Inc. (b)	1,810	1,911,469
Ross Stores, Inc.	9,900	1,438,668

	Shares	Fair Value
COMMON STOCKS — 98.6%, continued
RETAIL - DISCRETIONARY — 2.7%, continued
TJX Cos., Inc. (The)	25,513	$2,808,981
Tractor Supply Co.	2,060	556,200
		17,108,087
SEMICONDUCTORS — 18.6%
Advanced Micro Devices, Inc. (b)	42,406	6,878,677
Applied Materials, Inc.	22,816	5,384,348
Broadcom, Inc.	11,549	18,542,266
KLA Corp.	3,560	2,935,256
Lam Research Corp.	4,073	4,337,134
Monolithic Power Systems, Inc. (a)	1,260	1,035,317
NVIDIA Corp.	622,560	76,911,062
ON Semiconductor Corp. (b)	1,970	135,043
QUALCOMM, Inc.	10,950	2,181,021
		118,340,124
SOFTWARE — 14.9%
Adobe, Inc. (b)	4,497	2,498,263
ANSYS, Inc. (b)	2,190	704,085
Cadence Design Systems, Inc. (b)	10,624	3,269,536
Fortinet, Inc. (b)	12,990	782,907
Intuit, Inc.	7,350	4,830,494
Microsoft Corp.	128,238	57,315,974
Oracle Corp.	65,250	9,213,300
PTC, Inc. (b)	200	36,334
Roper Technologies, Inc.	1,000	563,660
Salesforce, Inc.	21,800	5,604,780
ServiceNow, Inc. (b)	6,293	4,950,514
Synopsys, Inc. (b)	6,460	3,844,088
Tyler Technologies, Inc. (b)	1,820	915,060
		94,528,995
SPECIALTY FINANCE — 0.3%
American Express Co.	8,500	1,968,175

TECHNOLOGY HARDWARE — 13.9%
Apple, Inc.	399,198	84,079,083
Arista Networks, Inc. (b)	7,440	2,607,571
NetApp, Inc.	5,800	747,040
Super Micro Computer, Inc. (a)(b)	1,060	868,511
		88,302,205
TECHNOLOGY SERVICES — 4.7%
Accenture plc - Class A	17,989	5,458,042
Automatic Data Processing, Inc.	6,670	1,592,062
Broadridge Financial Solutions, Inc.	2,596	511,412
Fair Isaac Corp. (b)	880	1,310,021
Fiserv, Inc. (b)	11,266	1,679,085
Gartner, Inc. (b)	2,010	902,610
Mastercard, Inc. - Class A	17,186	7,581,776
Moody’s Corp.	3,375	1,420,639
MSCI, Inc.	1,797	865,705
S&P Global, Inc.	1,944	867,024
Visa, Inc. - Class A	30,613	8,034,994
		30,223,370
TRANSPORTATION & LOGISTICS — 0.7%
CSX Corp.	22,471	751,655
Delta Air Lines, Inc.	11,420	541,765
Expeditors International of Washington, Inc.	4,770	595,248
Old Dominion Freight Line, Inc.	5,900	1,041,940

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2024 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.6%, continued
TRANSPORTATION & LOGISTICS — 0.7%, continued
Union Pacific Corp.	5,761	$1,303,484
		4,234,092
TRANSPORTATION EQUIPMENT — 0.1%
PACCAR, Inc.	4,200	432,348

WHOLESALE - CONSUMER STAPLES — 0.1%
Sysco Corp.	5,970	$426,198

WHOLESALE - DISCRETIONARY — 0.3%
Copart, Inc. (b)	35,482	1,921,705

TOTAL COMMON STOCKS (COST $256,857,971)		$626,908,697

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.8%
COMMUNITY DEVELOPMENT — 0.8%
Calvert Impact Capital, Inc. (c)	3.000%	12/15/24	$150,000	$147,359
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	670,000	646,284
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	500,000	473,624
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	750,000	688,742
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	450,000	426,038
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	1,270,000	1,270,000
Capital Impact Partners Investment (c)	5.750%	06/15/25	1,280,000	1,279,948
Capital Impact Partners Investment (c)	5.000%	12/15/26	500,000	498,278
TOTAL CORPORATE NOTES (COST $5,570,000)				$5,430,273

			Shares	Fair Value
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 5.23% (e) (COST $1,621,835)			1,621,835	$1,621,835

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (e)(f) (COST $5,600,362)			5,600,362	$5,600,362

TOTAL INVESTMENTS - (COST $269,650,168) — 100.6%				$639,561,167
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6%)				(3,647,699)
NET ASSETS — 100.0%				$635,913,468

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $5,362,157 (Note 8).
(b)	Non-income producing security.

(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$150,000	$147,359	0.0	%(d)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	670,000	646,284	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	500,000	473,624	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	750,000	688,742	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	426,038	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,270,000	0.2%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	1,280,000	1,279,948	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	498,278	0.1%
		$5,570,000	$5,430,273	0.8%

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of June 30, 2024.
(f)	The security was purchased with cash collateral received from securities on loan.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2024 (unaudited)

	Shares	FaiR Value
COMMON STOCKS — 98.7%
ADVERTISING & MARKETING — 0.2%
QuinStreet, Inc. (a)	15,860	$263,117

AEROSPACE & DEFENSE — 0.2%
Barnes Group, Inc. (b)	10,110	418,655

APPAREL & TEXTILE PRODUCTS — 1.4%
Hanesbrands, Inc. (a)(b)	51,000	251,430
Kontoor Brands, Inc.	6,660	440,559
Movado Group, Inc.	6,810	169,297
Oxford Industries, Inc. (b)	3,465	347,020
Steven Madden Ltd.	11,935	504,850
VF Corp. (b)	27,710	374,085
Wolverine World Wide, Inc. (b)	19,270	260,530
		2,347,771
ASSET MANAGEMENT — 1.0%
Artisan Partners Asset Management, Inc. - Class A (b)	8,840	364,827
B. Riley Financial, Inc. (b)	9,890	174,460
BrightSphere Investment Group, Inc.	7,030	155,855
Kennedy-Wilson Holdings, Inc. (b)	41,750	405,810
StepStone Group, Inc. - Class A (b)	2,890	132,622
Virtus Investment Partners, Inc.	920	207,782
WisdomTree, Inc.	21,350	211,578
		1,652,934
AUTOMOTIVE — 0.5%
Dana, Inc. (b)	14,900	180,588
Dorman Products, Inc. (a)	2,970	271,696
Gentherm, Inc. (a)	4,670	230,324
Phinia, Inc.	5,290	208,214
		890,822
BANKING — 8.5%
Ameris Bancorp (b)	7,424	373,798
Atlantic Union Bankshares Corp. (b)	7,690	252,616
Axos Financial, Inc. (a)	8,590	490,918
Banc of California, Inc. (b)	13,321	170,242
BancFirst Corp.	3,710	325,367
Bancorp, Inc. (The) (a)(b)	10,190	384,774
Bank of Hawaii Corp. (b)	5,430	310,650
BankUnited, Inc.	12,200	357,094
Banner Corp. (b)	2,830	140,481
Berkshire Hills Bancorp, Inc.	7,000	159,600
Brookline Bancorp, Inc.	15,670	130,845
Capitol Federal Financial, Inc.	35,510	194,950
Cathay General Bancorp	6,960	262,531
Central Pacific Financial Corp.	12,720	269,664
City Holding Co. (b)	2,750	292,188
Comerica, Inc. (b)	2,650	135,256
Community Financial System, Inc. (b)	2,820	133,132
Customers Bancorp, Inc. (a)	10,660	511,467
CVB Financial Corp.	21,560	371,694
Dime Community Bancshares, Inc.	12,609	257,224
Eagle Bancorp, Inc.	10,010	189,189
FB Financial Corp. (b)	7,386	288,276
First BanCorp	38,970	712,761
First Bancorp/NC (b)	5,760	183,859
First Financial Bancorp	9,830	218,423
First Hawaiian, Inc.	13,580	281,921

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
BANKING — 8.5%, continued
Fulton Financial Corp. (b)	14,520	$246,550
Hanmi Financial Corp. (b)	9,870	165,026
Heritage Financial Corp.	8,470	152,714
Hope Bancorp, Inc.	13,410	144,023
Independent Bank Corp.	4,640	235,341
Independent Bank Group, Inc.	4,740	215,765
Lakeland Financial Corp. (b)	3,090	190,097
National Bank Holdings Corp. - Class A	6,570	256,559
NBT Bancorp, Inc.	4,520	174,472
Northwest Bancshares, Inc.	21,190	244,745
OFG Bancorp	7,230	270,764
Pacific Premier Bancorp, Inc.	15,096	346,755
Park National Corp. (b)	2,050	291,797
Pathward Financial, Inc. (b)	6,750	381,848
Preferred Bank (b)	2,910	219,676
Provident Financial Services, Inc.	14,020	201,187
Renasant Corp.	5,600	171,024
Seacoast Banking Corp. of Florida	11,950	282,498
ServisFirst Bancshares, Inc.	10,670	674,237
Simmons First National Corp. - Class A (b)	12,940	227,485
SiriusPoint Ltd. (a)	21,000	256,200
Triumph Financial, Inc. (a)(b)	5,040	412,020
Trustmark Corp.	9,210	276,668
United Community Banks, Inc.	14,330	364,842
Veritex Holdings, Inc.	12,430	262,149
WaFd, Inc.	7,540	215,493
WSFS Financial Corp. (b)	7,320	344,040
		14,622,895
BEVERAGES — 0.1%
National Beverage Corp. (b)	4,440	227,506

BIOTECH & PHARMA — 3.0%
Alkermes plc (a)(b)	18,380	442,958
Amphastar Pharmaceuticals, Inc. (a)(b)	6,470	258,800
Arcus Biosciences, Inc. (a)	10,060	153,214
Catalyst Pharmaceutical, Inc. (a)	15,260	236,377
Certara, Inc. (a)	12,320	170,632
Collegium Pharmaceutical, Inc. (a)	9,800	315,560
Cytek Biosciences, Inc. (a)	36,790	205,288
Dynavax Technologies Corp. (a)	20,100	225,723
Harmony Biosciences Holdings, Inc. (a)(b)	4,890	147,531
Innoviva, Inc. (a)(b)	11,970	196,308
Ironwood Pharmaceuticals, Inc. (a)	42,820	279,186
Krystal Biotech, Inc. (a)	730	134,057
Ligand Pharmaceuticals, Inc. (a)	2,760	232,558
Organon & Co.	34,670	717,669
Pacira BioSciences, Inc. (a)	8,940	255,773
Prestige Consumer Healthcare, Inc. (a)	6,630	456,476
REGENXBIO, Inc. (a)	11,450	133,965
Supernus Pharmaceuticals, Inc. (a)	7,570	202,498
Vir Biotechnology, Inc. (a)	21,430	190,727
Xencor, Inc. (a)(b)	8,400	159,012
		5,114,312
CABLE & SATELLITE — 0.1%
Cable One, Inc. (b)	620	219,480

CHEMICALS — 2.8%
AdvanSix, Inc.	7,800	178,776

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2024 (unaudited)

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
CHEMICALS — 2.8%, continued
Balchem Corp.	5,560	$855,962
H.B. Fuller Co.	10,240	788,071
Ingevity Corp. (a)	4,120	180,085
Innospec, Inc.	4,330	535,145
Materion Corp.	5,040	544,975
Minerals Technologies, Inc.	3,580	297,713
Quaker Chemical Corp.	1,500	254,550
Rogers Corp. (a)(b)	3,610	435,402
Sensient Technologies Corp.	1,680	124,639
Stepan Co. (b)	2,730	229,211
WD-40 Co. (b)	1,810	397,548
		4,822,077
COMMERCIAL SUPPORT SERVICES — 2.9%
ABM Industries, Inc.	13,350	675,110
AMN Healthcare Services, Inc. (a)(b)	9,180	470,291
Brady Corp. - Class A	14,310	944,746
CorVel Corp. (a)	2,390	607,705
Cross Country Healthcare, Inc. (a)(b)	11,090	153,486
Enviri Corp. (a)	29,730	256,570
Healthcare Services Group, Inc. (a)	24,290	256,988
Heidrick & Struggles International, Inc.	6,300	198,954
Korn Ferry	8,880	596,203
Robert Half, Inc.	1,970	126,041
UniFirst Corp.	1,790	307,039
Vestis Corp.	24,510	299,757
		4,892,890
CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	12,630	861,492
Perdoceo Education Corp. (b)	16,740	358,571
Strategic Education, Inc. (b)	2,550	282,183
Stride, Inc. (a)	5,850	412,425
		1,914,671
CONTAINERS & PACKAGING — 0.7%
Myers Industries, Inc.	10,120	135,406
O-I Glass, Inc. (a)(b)	14,660	163,166
Sealed Air Corp.	13,560	471,752
UFP Technologies, Inc. (a)(b)	1,370	361,502
		1,131,826
ELECTRIC UTILITIES — 1.4%
Avista Corp.	19,630	679,394
Clearway Energy, Inc. - Class C	28,910	713,788
MGE Energy, Inc. (b)	4,820	360,150
Otter Tail Corp. (b)	4,280	374,885
Unitil Corp.	4,640	240,306
		2,368,523
ELECTRICAL EQUIPMENT — 2.8%
Advanced Energy Industries, Inc.	6,290	684,101
Alarm.com Holdings, Inc. (a)	7,330	465,748
Badger Meter, Inc.	6,300	1,174,005
Hayward Holdings, Inc. (a)	12,720	156,456
Itron, Inc. (a)	3,570	353,287
Mesa Laboratories, Inc. (b)	1,500	130,155
OSI Systems, Inc. (a)	2,550	350,676
SPX Technologies, Inc. (a)	9,870	1,402,922
		4,717,350

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
ENGINEERING & CONSTRUCTION — 2.1%
Arcosa, Inc.	7,940	$662,275
Dycom Industries, Inc. (a)(b)	4,400	742,544
Frontdoor, Inc. (a)	14,390	486,238
Granite Construction, Inc. (b)	7,530	466,634
Installed Building Products, Inc.	3,410	701,369
MYR Group, Inc. (a)(b)	2,470	335,204
NV5 Global, Inc. (a)(b)	2,110	196,167
		3,590,431
FOOD — 1.2%
B&G Foods, Inc.	27,470	221,958
Cal-Maine Foods, Inc. (b)	7,550	461,380
Hain Celestial Group, Inc. (The) (a)	20,110	138,960
J & J Snack Foods Corp. (b)	1,740	282,524
Simply Good Foods Co. (The) (a)(b)	9,530	344,319
TreeHouse Foods, Inc. (a)	9,670	354,309
W.K. Kellogg Co.	13,630	224,350
		2,027,800
FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
Boise Cascade Co.	7,010	835,732
Mercer International, Inc.	26,240	224,090
Sylvamo Corp.	3,510	240,786
		1,300,608
GAS & WATER UTILITIES — 1.0%
American States Water Co.	5,890	427,437
California Water Service Group	14,610	708,439
Middlesex Water Co.	3,200	167,232
SJW Group	7,380	400,144
		1,703,252
HEALTH CARE FACILITIES & SERVICES — 2.5%
AdaptHealth Corp. (a)	26,210	262,100
Addus HomeCare Corp. (a)	2,750	319,302
Ensign Group, Inc. (The) (b)	8,010	990,757
Fortrea Holdings, Inc. (a)(b)	7,690	179,485
Fulgent Genetics, Inc. (a)	12,330	241,915
NeoGenomics, Inc. (a)(b)	17,840	247,441
Owens & Minor, Inc. (a)	12,410	167,535
Patterson Cos., Inc. (b)	10,050	242,406
Premier, Inc. - Class A (b)	10,500	196,035
RadNet, Inc. (a)	11,320	666,974
Select Medical Holdings Corp.	16,840	590,410
U.S. Physical Therapy, Inc.	2,080	192,234
		4,296,594
HOME & OFFICE PRODUCTS — 0.6%
HNI Corp. (b)	7,870	354,307
Leggett & Platt, Inc. (b)	10,520	120,559
MillerKnoll, Inc. (b)	10,390	275,231
Newell Brands, Inc. (b)	50,860	326,013
		1,076,110
HOME CONSTRUCTION — 3.0%
American Woodmark Corp. (a)	2,980	234,228
Armstrong World Industries, Inc.	2,600	294,424
Cavco Industries, Inc. (a)(b)	1,950	675,031
Century Communities, Inc.	2,300	187,818
Green Brick Partners, Inc. (a)(b)	5,000	286,200
Griffon Corp.	3,880	247,777

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2024 (unaudited)

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
HOME CONSTRUCTION — 3.0%, continued
Interface, Inc.	25,680	$376,982
LGI Homes, Inc. (a)	3,980	356,170
M/I Homes, Inc. (a)	3,510	428,711
Masterbrand, Inc. (a)	15,020	220,494
Meritage Homes Corp.	6,110	988,904
Patrick Industries, Inc. (b)	2,420	262,691
TRI Pointe Homes, Inc. (a)	14,490	539,753
		5,099,183
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)(b)	3,630	139,755
Central Garden & Pet Co. - Class A (a)	4,447	146,884
Clearwater Paper Corp. (a)	3,210	155,589
Edgewell Personal Care Co. (b)	6,520	262,039
Nu Skin Enterprises, Inc. - Class A	18,110	190,879
Quanex Building Products Corp. (b)	11,930	329,865
		1,225,011
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.4%
Enpro, Inc. (b)	3,620	526,963
Gibraltar Industries, Inc. (a)	5,860	401,703
Insteel Industries, Inc.	3,950	122,292
Mueller Industries, Inc.	17,000	967,980
Proto Labs, Inc. (a)	4,540	140,241
Standex International Corp.	2,030	327,135
		2,486,314
INDUSTRIAL SUPPORT SERVICES — 0.4%
DXP Enterprises, Inc. (a)	5,460	250,286
Resideo Technologies, Inc. (a)	18,410	360,100
		610,386
INSTITUTIONAL FINANCIAL SERVICES — 1.1%
Moelis & Co. - Class A	7,690	437,253
Piper Sandler Cos.	3,730	858,534
PJT Partners, Inc. - Class A (b)	2,180	235,244
StoneX Group, Inc. (a)	3,615	272,246
		1,803,277
INSURANCE — 3.7%
Ambac Financial Group, Inc. (a)	10,910	139,866
Assured Guaranty Ltd. (b)	7,980	615,657
BCG Group, Inc. - Class A	30,410	252,403
Employers Holdings, Inc.	5,510	234,891
Genworth Financial, Inc. - Class A (a)(b)	116,460	703,418
Goosehead Insurance, Inc. - Class A (a)(b)	3,070	176,341
Horace Mann Educators Corp.	5,960	194,415
Jackson Financial, Inc. - Class A (b)	8,980	666,855
Lincoln National Corp.	26,790	833,169
Mercury General Corp.	4,640	246,570
NMI Holdings, Inc. - Class A (a)	14,340	488,134
Palomar Holdings, Inc. (a)	3,850	312,427
ProAssurance Corp. (a)	17,110	209,084
Radian Group, Inc.	20,170	627,287
Safety Insurance Group, Inc.	3,260	244,598
Trupanion, Inc. (a)(b)	6,280	184,632
United Fire Group, Inc.	11,630	249,929
		6,379,676
INTERNET MEDIA & SERVICES — 1.0%
CarGurus, Inc. (a)	11,260	295,012
Cars.com, Inc. (a)	9,720	191,484

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
INTERNET MEDIA & SERVICES — 1.0%, continued
IAC, Inc. (a)	4,950	$231,908
Shutterstock, Inc.	3,610	139,707
TechTarget, Inc. (a)	4,120	128,420
TripAdvisor, Inc. (a)	14,320	255,039
Yelp, Inc. (a)	11,460	423,447
		1,665,017
LEISURE FACILITIES & SERVICES — 2.2%
Bloomin’ Brands, Inc. (b)	18,470	355,178
Brinker International, Inc. (a)(b)	7,800	564,642
Cheesecake Factory, Inc. (The) (b)	7,530	295,854
Chuy’s Holdings, Inc. (a)	6,950	180,144
Cinemark Holdings, Inc. (a)(b)	15,150	327,543
Cracker Barrel Old Country Store, Inc. (b)	5,460	230,193
Dave & Buster’s Entertainment, Inc. (a)	5,970	237,666
Dine Brands Global, Inc.	6,610	239,282
Jack in the Box, Inc. (b)	2,970	151,292
Papa John’s International, Inc. (b)	3,820	179,463
Shake Shack, Inc. - Class A (a)	6,570	591,300
Six Flags Entertainment Corp. (b)	10,490	347,639
		3,700,196
LEISURE PRODUCTS — 0.6%
Fox Factory Holding Corp. (a)	2,980	143,606
LCI Industries	4,750	491,055
Topgolf Callaway Brands Corp. (a)	17,110	261,783
Winnebago Industries, Inc. (b)	3,720	201,624
		1,098,068
MACHINERY — 3.0%
Alamo Group, Inc.	1,800	311,400
Astec Industries, Inc.	4,830	143,258
Enerpac Tool Group Corp.	19,940	761,309
ESCO Technologies, Inc. (b)	2,890	303,566
Federal Signal Corp.	6,240	522,101
Franklin Electric Co., Inc.	6,300	606,816
Hillenbrand, Inc.	10,110	404,602
Ichor Holdings Ltd. (a)	8,140	313,797
John Bean Technologies Corp.	5,325	505,715
Kennametal, Inc. (b)	10,250	241,285
Lindsay Corp. (b)	3,140	385,843
Stellar Bancorp, Inc.	8,879	203,862
Tennant Co.	2,040	200,818
Titan International, Inc. (a)	33,750	250,087
		5,154,459
MEDICAL EQUIPMENT & DEVICES — 3.5%
Artivion, Inc. (a)(b)	7,320	187,758
Avanos Medical, Inc. (a)	8,170	162,746
BioLife Solutions, Inc. (a)(b)	15,770	337,951
CONMED Corp. (b)	3,920	271,734
Embecta Corp.	16,920	211,500
Glaukos Corp. (a)	7,100	840,285
Inari Medical, Inc. (a)(b)	5,830	280,715
Integer Holdings Corp. (a)	4,160	481,686
LeMaitre Vascular, Inc.	5,530	455,008
Merit Medical Systems, Inc. (a)	10,140	871,533
Myriad Genetics, Inc. (a)	13,280	324,829
Omnicell, Inc. (a)	5,710	154,570
STAAR Surgical Co. (a)(b)	8,010	381,356
Tandem Diabetes Care, Inc. (a)(b)	11,950	481,466

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2024 (unaudited)

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
MEDICAL EQUIPMENT & DEVICES — 3.5%, continued
Varex Imaging Corp. (a)	16,760	$246,875
Vericel Corp. (a)	6,960	319,325
		6,009,337
METALS & MINING — 1.3%
Century Aluminum Co. (a)	13,620	228,135
Encore Wire Corp. (b)	3,620	1,049,185
Haynes International, Inc.	4,750	278,825
Kaiser Aluminum Corp.	3,850	338,415
SunCoke Energy, Inc.	30,440	298,312
		2,192,872
OIL & GAS PRODUCERS — 1.8%
California Resources Corp.	4,970	264,503
CVR Energy, Inc. (b)	43,780	1,171,991
Northern Oil and Gas, Inc. (b)	6,650	247,180
SM Energy Co. (b)	22,970	992,993
Talos Energy, Inc. (a)(b)	20,310	246,767
World Kinect Corp.	6,780	174,924
		3,098,358
OIL & GAS SERVICES & EQUIPMENT — 1.0%
Bristow Group, Inc. (a)	39,022	1,308,408
DNOW, Inc. (a)	9,260	127,140
U.S. Silica Holdings, Inc. (a)(b)	18,970	293,086
		1,728,634
PUBLISHING & BROADCASTING — 0.3%
John Wiley & Sons, Inc. - Class A	7,180	292,226
Scholastic Corp.	4,200	148,974
		441,200
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
St. Joe Co. (The)	2,610	142,767

REAL ESTATE SERVICES — 0.4%
Cushman & Wakefield plc (a)	17,860	185,744
eXp World Holdings, Inc. (b)	20,450	230,778
Marcus & Millichap, Inc.	6,930	218,434
		634,956
REITS — 7.0%
Acadia Realty Trust (b)	10,440	187,085
Alexander & Baldwin, Inc.	13,880	235,405
American Assets Trust, Inc.	11,550	258,489
Apple Hospitality REIT, Inc.	26,940	391,708
Armada Hoffler Properties, Inc.	12,440	137,960
Brandywine Realty Trust	50,190	224,851
CareTrust REIT, Inc.	17,460	438,246
Community Healthcare Trust, Inc.	9,350	218,696
DiamondRock Hospitality Co. (b)	28,340	239,473
Douglas Emmett, Inc. (b)	25,910	344,862
Easterly Government Properties, Inc. (b)	20,710	256,183
Elme Communities (b)	17,640	281,005
Essential Properties Realty Trust, Inc. (b)	18,920	524,273
Four Corners Property Trust, Inc.	8,360	206,241
Franklin BSP Realty Trust, Inc. (b)	21,422	269,917
Getty Realty Corp.	8,400	223,944
Global Net Lease, Inc. (b)	39,280	288,708
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	15,340	454,064

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
REITS — 7.0%, continued
Highwoods Properties, Inc. (b)	13,520	$355,170
Hudson Pacific Properties, Inc.	48,970	235,546
Innovative Industrial Properties, Inc. (b)	2,450	267,589
JBG SMITH Properties	11,590	176,516
LTC Properties, Inc. (b)	4,500	155,250
LXP Industrial Trust	32,120	292,934
Macerich Co. (The)	33,280	513,843
Medical Properties Trust, Inc. (b)	52,920	228,085
Outfront Media, Inc. (b)	24,990	357,357
Pebblebrook Hotel Trust (b)	16,060	220,825
Phillips Edison & Co., Inc.	13,700	448,127
Retail Opportunity Investments Corp.	14,970	186,077
Safehold, Inc. (b)	9,118	175,886
Saul Centers, Inc.	6,840	251,507
Service Properties Trust	28,860	148,340
SITE Centers Corp. (b)	25,140	364,530
SL Green Realty Corp. (b)	17,480	990,067
Summit Hotel Properties, Inc.	23,710	142,023
Sunstone Hotel Investors, Inc. (b)	24,730	258,676
Tanger, Inc. (b)	16,810	455,719
Uniti Group, Inc.	79,990	233,571
Urban Edge Properties (b)	13,970	258,026
Xenia Hotel & Resorts, Inc. (b)	8,950	128,254
		12,025,028
RENEWABLE ENERGY — 0.7%
Green Plains, Inc. (a)(b)	15,510	245,988
SolarEdge Technologies, Inc. (a)(b)	13,010	328,633
SunPower Corp. (a)(b)	60,960	180,442
Sunrun, Inc. (a)(b)	41,970	497,764
		1,252,827
RETAIL - CONSUMER STAPLES — 0.3%
PriceSmart, Inc.	3,060	248,472
SpartanNash Co.	18,290	343,120
		591,592
RETAIL - DISCRETIONARY — 6.4%
Abercrombie & Fitch Co. - Class A (a)	7,500	1,333,800
Academy Sports & Outdoors, Inc.	16,030	853,597
Advance Auto Parts, Inc.	8,030	508,540
American Eagle Outfitters, Inc. (b)	24,760	494,210
Asbury Automotive Group, Inc. (a)(b)	3,100	706,397
Boot Barn Holdings, Inc. (a)	4,560	587,921
Buckle, Inc. (The) (b)	5,380	198,737
Caleres, Inc. (b)	10,210	343,056
Designer Brands, Inc. - Class A (b)	32,660	223,068
Ethan Allen Interiors, Inc. (b)	12,700	354,203
Foot Locker, Inc. (b)	12,600	313,992
GMS, Inc. (a)(b)	7,050	568,300
Group 1 Automotive, Inc. (b)	3,050	906,704
Guess?, Inc. (b)	9,260	188,904
Hibbett, Inc. (b)	5,140	448,259
Kohl’s Corp. (b)	13,800	317,262
La-Z-Boy, Inc.	6,970	259,842
MarineMax, Inc. (a)	4,440	143,723
Monro, Inc.	10,890	259,835
National Vision Holdings, Inc. (a)	13,350	174,751
ODP Corp. (The) (a)(b)	7,677	301,476
Sally Beauty Holdings, Inc. (a)(b)	15,060	161,594

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2024 (unaudited)

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
RETAIL - DISCRETIONARY — 6.4%, continued
Shoe Carnival, Inc.	5,100	$188,139
Signet Jewelers Ltd.	5,740	514,189
Urban Outfitters, Inc. (a)	10,750	441,288
Victoria’s Secret & Co. (a)(b)	8,400	148,428
		10,940,215
SEMICONDUCTORS — 2.9%
Axcelis Technologies, Inc. (a)	5,580	793,420
Cohu, Inc. (a)	7,270	240,637
CTS Corp.	6,010	304,286
Diodes, Inc. (a)	6,230	448,124
FormFactor, Inc. (a)(b)	11,450	693,069
Kulicke & Soffa Industries, Inc. (b)	9,850	484,522
MaxLinear, Inc. (a)	8,610	173,406
Photronics, Inc. (a)(b)	16,690	411,742
Semtech Corp. (a)(b)	9,730	290,732
SiTime Corp. (a)(b)	1,990	247,516
SMART Global Holdings, Inc. (a)	7,040	161,005
Ultra Clean Holdings, Inc. (a)(b)	7,980	391,020
Veeco Instruments, Inc. (a)(b)	8,620	402,640
		5,042,119
SOFTWARE — 3.6%
ACI Worldwide, Inc. (a)	4,180	165,486
Adeia, Inc.	14,711	164,543
Agilysys, Inc. (a)	6,190	644,627
Astrana Health, Inc. (a)(b)	3,520	142,771
BlackLine, Inc. (a)	3,810	184,594
Box, Inc. - Class A (a)(b)	13,380	353,767
Calix, Inc. (a)	8,010	283,794
Digi International, Inc. (a)	11,930	273,555
DigitalOcean Holdings, Inc. (a)	3,650	126,837
Donnelley Financial Solutions, Inc. (a)(b)	6,550	390,511
DoubleVerify Holdings, Inc. (a)	15,840	308,405
Envestnet, Inc. (a)(b)	4,920	307,943
PDF Solutions, Inc. (a)(b)	9,190	334,332
Privia Health Group, Inc. (a)(b)	9,310	161,808
Progress Software Corp.	6,410	347,807
Schrodinger, Inc. (a)(b)	6,200	119,908
Simulations Plus, Inc.	4,350	211,497
SPS Commerce, Inc. (a)	5,620	1,057,459
Verra Mobility Corp. (a)	24,480	665,856
		6,245,500
SPECIALTY FINANCE — 3.3%
Air Lease Corp.	10,450	496,688
Apollo Commercial Real Estate Finance, Inc. (b)	20,490	200,597
Arbor Realty Trust, Inc. (b)	24,230	347,700
ARMOUR Residential REIT, Inc. (b)	13,082	253,529
Blackstone Mortgage Trust, Inc. - Class A (b)	9,500	165,490
Bread Financial Holdings, Inc.	6,590	293,650
Deluxe Corp. (b)	6,430	144,418
Ellington Financial, Inc. (b)	15,050	181,804
Encore Capital Group, Inc. (a)(b)	3,150	131,450
Enova International, Inc. (a)(b)	7,260	451,935
KKR Real Estate Finance Trust, Inc.	23,160	209,598
Mr. Cooper Group, Inc. (a)	12,710	1,032,433
New York Mortgage Trust, Inc.	22,582	131,879
PennyMac Mortgage Investment Trust	14,450	198,688
PRA Group, Inc. (a)	6,530	128,380

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
SPECIALTY FINANCE — 3.3%, continued
Ready Capital Corp. (b)	19,700	$161,146
Redwood Trust, Inc. (b)	39,870	258,756
Stewart Information Services Corp.	2,460	152,717
Two Harbors Investment Corp. (b)	10,280	135,799
Walker & Dunlop, Inc. (b)	4,340	426,188
World Acceptance Corp. (a)	1,310	161,890
		5,664,735
STEEL — 1.5%
ATI, Inc. (a)(b)	21,650	1,200,492
Carpenter Technology Corp.	7,860	861,299
Metallus, Inc. (a)(b)	17,280	350,266
Olympic Steel, Inc.	3,710	166,319
		2,578,376
TECHNOLOGY HARDWARE — 3.8%
3D Systems Corp. (a)	31,680	97,258
Arlo Technologies, Inc. (a)(b)	33,990	443,230
Benchmark Electronics, Inc. (b)	8,080	318,837
Extreme Networks, Inc. (a)	29,990	403,365
Fabrinet (a)	5,750	1,407,542
Harmonic, Inc. (a)	29,630	348,745
InterDigital, Inc. (b)	6,470	754,143
Knowles Corp. (a)(b)	18,120	312,751
NCR Voyix Corp. (a)	17,530	216,495
NetScout Systems, Inc. (a)	7,500	137,175
Pitney Bowes, Inc.	38,260	194,361
Plexus Corp. (a)	4,900	505,582
Sanmina Corp. (a)	13,090	867,213
Sonos, Inc. (a)(b)	14,860	219,334
Viavi Solutions, Inc. (a)(b)	24,360	167,353
Xerox Holdings Corp. (b)	15,110	175,578
		6,568,962
TECHNOLOGY SERVICES — 2.5%
CSG Systems International, Inc.	3,400	139,978
DXC Technology Co. (a)(b)	24,950	476,295
EVERTEC, Inc.	10,810	359,433
Green Dot Corp. - Class A (a)(b)	25,360	239,652
Insight Enterprises, Inc. (a)(b)	5,930	1,176,275
LiveRamp Holdings, Inc. (a)	10,470	323,942
Marathon Digital Holdings, Inc. (a)(b)	37,230	739,016
Payoneer Global, Inc. (a)	34,870	192,482
Perficient, Inc. (a)(b)	4,700	351,513
Sabre Corp. (a)	118,890	317,436
		4,316,022
TELECOMMUNICATIONS — 0.6%
Cogent Communications Holdings, Inc. (b)	6,670	376,455
EchoStar Corp. - Class A (a)(b)	12,105	215,590
Lumen Technologies, Inc. (a)(b)	162,730	179,003
Telephone and Data Systems, Inc.	11,970	248,138
		1,019,186
TRANSPORTATION & LOGISTICS — 3.0%
Alaska Air Group, Inc. (a)	16,610	671,044
Allegiant Travel Co.	2,520	126,580
ArcBest Corp. (b)	6,890	737,781
Forward Air Corp.	4,570	87,013
Hub Group, Inc. - Class A	18,740	806,757
JetBlue Airways Corp. (a)(b)	27,380	166,744

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2024 (unaudited)

	Shares	FaiR Value
COMMON STOCKS — 98.7%, continued
TRANSPORTATION & LOGISTICS — 3.0%, continued
Marten Transport Ltd. (b)	18,180	$335,421
Matson, Inc.	6,440	843,447
RXO, Inc. (a)	12,220	319,553
SkyWest, Inc. (a)	10,660	874,866
Sun Country Airlines Holdings, Inc. (a)	14,580	182,979
		5,152,185
TRANSPORTATION EQUIPMENT — 0.6%
Greenbrier Cos., Inc. (The) (b)	6,020	298,291
Trinity Industries, Inc. (b)	13,430	401,825
Wabash National Corp. (b)	15,190	331,750
		1,031,866
WHOLESALE - CONSUMER STAPLES — 0.9%
Andersons, Inc. (The)	20,960	1,039,616
Chefs’ Warehouse, Inc. (The) (a)(b)	8,340	326,177
United Natural Foods, Inc. (a)	19,810	259,511
		1,625,304
WHOLESALE - DISCRETIONARY — 1.2%
ePlus, Inc. (a)(b)	4,560	335,981
G-III Apparel Group Ltd. (a)	9,060	245,254
Leslie’s, Inc. (a)(b)	52,190	218,676
OPENLANE, Inc. (a)(b)	12,030	199,578
ScanSource, Inc. (a)(b)	23,700	1,050,147
		2,049,636

TOTAL COMMON STOCKS (COST $123,330,313)		$169,172,888

RIGHTS — 0.0% (c)
MEDICAL EQUIPMENT & DEVICES — 0.0% (c)
OmniAb, Inc. (a)(d)(e) (COST $0)	2,092	1,051

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (e)	3.000%	12/15/24	$90,000	$88,415
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	150,000	144,690
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	280,000	265,230
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	180,000	165,298
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	220,000	208,286
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	200,000	200,000
Capital Impact Partners Investment (e)	5.750%	06/15/25	200,000	199,992
Capital Impact Partners Investment (e)	5.000%	12/15/26	200,000	199,311
TOTAL CORPORATE NOTES (COST $1,520,000)				$1,471,222

	Shares	Fair Value
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 5.23% (f) (COST $446,663)	446,663	$446,663

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 26.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (f)(g) (COST $46,021,860)	46,021,860	$46,021,860

TOTAL INVESTMENTS - (COST $171,318,836) — 126.7%		$217,113,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.7%)		(45,731,019)
NET ASSETS — 100.0%		$171,382,665

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $45,158,480 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$90,000	$88,415	0.1%
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	150,000	144,690	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	280,000	265,230	0.2%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	165,298	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	208,286	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	200,000	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	200,000	199,992	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	199,311	0.1%
OmniAb, Inc.	11/02/22	—	1,051	0.0	%(c)
		$1,520,000	$1,472,273	0.9%

(e)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $1,051 as of June 30, 2024, representing 0.0% (c) of net assets.

(f)	The rate shown is the 7-day effective yield as of June 30, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2024 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 69.9%
Praxis Impact Bond Fund - Class I	1,800,984	$16,587,060

EQUITY FUND — 30.1%
Praxis Growth Index Fund - Class I	48,169	2,204,219
Praxis International Index Fund - Class I	163,209	2,149,467
Praxis Small Cap Index Fund - Class I	53,998	601,535
Praxis Value Index Fund - Class I	121,444	2,194,494
		7,149,715

TOTAL AFFILIATED MUTUAL FUNDS (COST $21,240,749)		$23,736,775

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 5.23% (b) (COST $6,659)	6,659	6,659

TOTAL INVESTMENTS - (COST $21,247,408) — 100.0%		$23,743,434
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(2,481)
NET ASSETS — 100.0%		$23,740,953

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2024 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 39.8%
Praxis Impact Bond Fund - Class I	4,027,950	$37,097,416

EQUITY FUND — 60.2%
Praxis Growth Index Fund - Class I	326,033	14,919,266
Praxis International Index Fund - Class I	1,278,563	16,838,670
Praxis Small Cap Index Fund - Class I	844,761	9,410,639
Praxis Value Index Fund - Class I	821,851	14,850,855
		56,019,430

TOTAL AFFILIATED MUTUAL FUNDS (COST $68,838,537)		$93,116,846

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 5.23% (b) (COST $1,755)	1,755	1,755

TOTAL INVESTMENTS - (COST $68,840,292) — 100.0%		$93,118,601
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(37,605)
NET ASSETS — 100.0%		$93,080,996

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2024 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 19.9%
Praxis Impact Bond Fund - Class I	2,338,408	$21,536,734

EQUITY FUND — 80.1%
Praxis Growth Index Fund - Class I	484,944	22,191,052
Praxis International Index Fund - Class I	1,979,783	26,073,738
Praxis Small Cap Index Fund - Class I	1,471,330	16,390,612
Praxis Value Index Fund - Class I	1,222,477	22,090,158
		86,745,560

TOTAL AFFILIATED MUTUAL FUNDS (COST $72,448,982)		$108,282,294

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 5.23% (b) (COST $1,102)	1,102	1,102

TOTAL INVESTMENTS - (COST $72,450,084) — 100.0%		$108,283,396
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(36,153)
NET ASSETS — 100.0%		$108,247,243

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2024 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$1,023,565,306	$345,316,683	$447,339,011	$269,650,168	$171,318,836
Investments in unaffiliated securities, at fair value*	$943,615,456	$482,983,166	$545,516,915	$639,561,167	$217,113,684
Cash	67,919	—	—	—	—
Foreign currency, at value (Cost $1,232)	—	1,232	—	—	—
Receivable for capital shares sold	716,553	255,186	2,693,149	2,341,807	202,567
Receivable for investments sold	183	15,367,006	—	—	—
Receivable for dividends and interest	6,689,332	1,440,784	597,887	173,616	199,218
Receivable for tax reclaims	39,204	998,431	—	—	—
Prepaid expenses and other assets	53,610	31,732	51,310	43,009	26,022
Total Assets	951,182,257	501,077,537	548,859,261	642,119,599	217,541,491

Liabilities
Distributions payable	1,208,861	—	—	—	—
Due to custodian	—	730,292	—	—	—
Payable for capital shares redeemed	825,480	246,077	473,843	362,478	68,412
Payable for investments purchased	—	13,321,753	—	—	—
Payable for return of collateral received for securities on loan	13,975,888	56,083,394	13,384,083	5,600,362	46,021,860
Accrued expenses and other payables:
Investment advisory fees	270,402	144,021	103,557	119,331	41,890
Administration fees	31,468	14,528	17,925	21,190	5,736
Distribution fees	6,126	2,556	7,785	21,359	1,212
Other	121,132	115,933	64,874	81,411	19,716
Total Liabilities	16,439,357	70,658,554	14,052,067	6,206,131	46,158,826

Net Assets	$934,742,900	$430,418,983	$534,807,194	$635,913,468	$171,382,665

Components of Net Assets
Paid-in capital	$1,026,431,853	$330,292,339	$389,273,692	$255,629,118	$131,972,636
Accumulated earnings (deficit)	(91,688,953)	100,126,644	145,533,502	380,284,350	39,410,029
Net Assets	$934,742,900	$430,418,983	$534,807,194	$635,913,468	$171,382,665

Pricing of Class A Shares
Net assets attributable to Class A shares	$30,123,048	$12,458,860	$40,041,780	$106,017,393	$5,910,284
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	3,254,158	952,402	2,200,465	2,350,112	594,041
Net asset value, offering price and redemption price per share*	$9.26	$13.08	$18.20	$45.11	$9.95
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$9.62	$13.80	$19.21	$47.61	$10.50

Pricing of Class I Shares
Net assets attributable to Class I shares	$904,619,852	$417,960,123	$494,765,414	$529,896,075	$165,472,381
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	98,203,837	31,735,664	27,386,600	11,580,063	14,856,058
Net asset value and redemption price per share	$9.21	$13.17	$18.07	$45.76	$11.14
*Includes fair value of securities on loan	$13,581,002	$53,108,208	$13,066,990	$5,362,157	$45,158,480

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2024 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$21,240,749	$68,838,537	$72,448,982
Investments in unaffiliated securities, at cost	6,659	1,755	1,102
Investments in affiliated securities, at fair value	$23,736,775	$93,116,846	$108,282,294
Investments in unaffiliated securities, at fair value	6,659	1,755	1,102
Receivable for capital shares sold	2,116	12,214	14,102
Receivable for investments sold	6,229	26,867	58,317
Receivable for dividends	48,166	107,674	62,526
Prepaid expenses and other assets	13,031	9,587	17,995
Total Assets	23,812,976	93,274,943	108,436,336

Liabilities
Distributions payable	292	420	189
Payable for capital shares redeemed	8,053	38,661	72,230
Payable for investments purchased	48,139	107,667	62,522
Accrued expenses and other payables:
Investment advisory fees	973	3,816	4,442
Administration fees	584	2,290	2,666
Distribution fees	4,866	19,080	22,210
Other	9,116	22,013	24,834
Total Liabilities	72,023	193,947	189,093

Net Assets	$23,740,953	$93,080,996	$108,247,243

Components of Net Assets
Paid-in capital	$21,326,554	$68,306,388	$72,315,555
Accumulated earnings	2,414,399	24,774,608	35,931,688
Net Assets	$23,740,953	$93,080,996	$108,247,243

Pricing of Class A Shares
Net assets attributable to Class A shares	$23,740,953	$93,080,996	$108,247,243
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,006,356	6,002,329	5,766,421
Net asset value and redemption price per share	$11.83	$15.51	$18.77
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.49	$16.37	$19.81

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2024 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment Income
Dividends	$484,027	$8,181,245	$6,047,184	$2,058,076	$1,485,978
Foreign tax withholding	—	(766,892)	(567)	(374)	(2,380)
Securities lending income	19,433	231,511	13,308	6,763	56,979
Interest	16,776,179	62,921	83,851	89,135	27,428
Total Investment Income	17,279,639	7,708,785	6,143,776	2,153,600	1,568,005

Expenses
Investment advisory fees	1,583,085	842,837	616,191	683,173	248,817
Administration fees	185,346	85,880	107,616	121,609	34,596
Transfer agent fees - Class A	27,715	14,339	11,946	28,841	4,852
Transfer agent fees - Class I	84,002	26,611	74,507	67,654	11,608
Distribution fees - Class A	38,396	15,220	42,581	120,226	7,497
Registration fees - Class A	4,917	4,275	3,410	5,830	7,400
Registration fees - Class I	34,252	19,862	40,787	21,695	14,508
Custodian fees	31,225	51,985	24,098	24,046	8,228
Trustee fees and expenses	46,567	21,722	27,467	30,112	8,955
Pricing fees	50,027	37,611	3,985	2,339	6,206
Legal fees	33,528	15,494	19,526	21,679	6,283
Audit and tax services fees	21,147	11,825	15,294	17,630	6,671
Insurance fees	15,784	8,528	10,009	11,362	3,148
Other expenses	52,079	18,123	33,218	24,534	10,881
Total Expenses	2,208,070	1,174,312	1,030,635	1,180,730	379,650

Net Investment Income	15,071,569	6,534,473	5,113,141	972,870	1,188,355

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(803,327)	(1,495,970)	(573,796)	(807,503)	3,617,911
Net realized losses on foreign currency transactions	—	(61,963)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(16,786,092)	20,950,502	19,210,895	118,926,199	(4,856,443)
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	(48,580)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(17,589,419)	19,343,989	18,637,099	118,118,696	(1,238,532)
Net Change in Net Assets from Operations	$(2,517,850)	$25,878,462	$23,750,240	$119,091,566	$(50,177)

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2024 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment Income
Dividends from affiliates	$283,649	$619,385	$358,594
Dividends from non-affiliates	169	40	27
Total Investment Income	283,818	619,425	358,621

Expenses
Distribution fees - Class A	29,881	113,801	132,056
Transfer agent fees	10,368	32,436	45,205
Investment advisory fees	5,976	22,760	26,411
Registration and filing fees	12,094	13,716	13,817
Administration fees	3,589	13,677	15,874
Audit and tax services fees	4,770	7,573	8,089
Custodian fees	3,526	3,526	3,526
Shareholder reporting expenses	476	1,676	2,537
Trustee fees and expenses	252	936	1,082
Legal fees	91	344	398
Insurance expense	56	161	179
Other expenses	2,807	3,654	3,738
Total Expenses	73,886	214,260	252,912

Net Investment Income	209,932	405,165	105,709

Realized and Unrealized Gains on Investments
Net realized gains on investments in affiliates	330,649	1,189,113	869,193
Change in unrealized appreciation/(depreciation) of investments in affiliates	16,793	2,801,467	5,797,296
Net Realized and Unrealized Gains on Investments	347,442	3,990,580	6,666,489
Net Change in Net Assets from Operations	$557,374	$4,395,745	$6,772,198

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
From Operations
Net investment income	$15,071,569	$22,949,915	$6,534,473	$9,154,404
Net realized losses from investments and foreign currency transactions	(803,327)	(3,056,586)	(1,557,933)	(2,867,450)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(16,786,092)	23,096,179	20,901,922	45,720,498
Net Change in Net Assets from Operations	(2,517,850)	42,989,508	25,878,462	52,007,452

Distributions to Shareholders
Class A	(457,659)	(845,817)	—	(345,315)
Class I	(14,801,430)	(22,459,720)	—	(12,341,428)
Change in Net Assets from Distributions to Shareholders	(15,259,089)	(23,305,537)	—	(12,686,743)

Change in Net Assets from Capital Transactions (Note 6)	99,212,539	164,118,235	8,266,206	18,522,157
Change in Net Assets	81,435,600	183,802,206	34,144,668	57,842,866

Net Assets
Beginning of period	853,307,300	669,505,094	396,274,315	338,431,449
End of period	$934,742,900	$853,307,300	$430,418,983	$396,274,315

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
From Operations
Net investment income	$5,113,141	$7,497,839	$972,870	$4,693,033	$1,188,355	$1,971,632
Net realized gains (losses) from investments	(573,796)	41,979,215	(807,503)	10,026,710	3,617,911	(3,355,617)
Net change in unrealized appreciation/(depreciation) on investments	19,210,895	32,660,654	118,926,199	114,400,560	(4,856,443)	26,103,637
Net Change in Net Assets from Operations	23,750,240	82,137,708	119,091,566	129,120,303	(50,177)	24,719,652

Distributions to Shareholders
Class A	—	(1,366,548)	—	(1,551,973)	—	(56,032)
Class I	—	(22,753,504)	—	(9,035,271)	—	(2,065,645)
Change in Net Assets from Distributions to Shareholders	—	(24,120,052)	—	(10,587,244)	—	(2,121,677)

Change in Net Assets from Capital Transactions (Note 6)	11,085,091	43,373,339	(23,953,637)	(28,112,331)	6,119,984	(6,550,302)
Change in Net Assets	34,835,331	101,390,995	95,137,929	90,420,728	6,069,807	16,047,673

Net Assets
Beginning of period	499,971,863	398,580,868	540,775,539	450,354,811	165,312,858	149,265,185
End of period	$534,807,194	$499,971,863	$635,913,468	$540,775,539	$171,382,665	$165,312,858

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
From Operations
Net investment income	$209,932	$484,489	$405,165	$1,545,794	$105,709	$1,537,589
Net realized gains (losses) on investments in affiliates	330,649	(67,910)	1,189,113	(99,107)	869,193	(210,652)
Long-term capital gain distributions from investments in affiliates	—	110,011	—	688,928	—	1,007,209
Net change in unrealized appreciation/(depreciation) on investments in affiliates	16,793	1,720,626	2,801,467	9,054,589	5,797,296	12,626,445
Net Change in Net Assets from Operations	557,374	2,247,216	4,395,745	11,190,204	6,772,198	14,960,591

Distributions to Class A Shareholders	(212,129)	(519,806)	(395,566)	(2,081,269)	(88,903)	(2,350,618)

Change in Net Assets from Capital Transactions (Note 6)	(1,176,852)	(1,339,994)	(1,136,167)	2,280,173	(2,084,221)	3,830,100
Change in Net Assets	(831,607)	387,416	2,864,012	11,389,108	4,599,074	16,440,073

Net Assets
Beginning of period	24,572,560	24,185,144	90,216,984	78,827,876	103,648,169	87,208,096
End of period	$23,740,953	$24,572,560	$93,080,996	$90,216,984	$108,247,243	$103,648,169

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$9.45		$9.19	$10.78	$11.19	$10.67	$10.12
Net investment income (a)	0.14		0.24	0.17	0.14	0.19	0.23
Net realized and unrealized gains (losses) on investments	(0.19)		0.26	(1.58)	(0.39)	0.60	0.55
Total from investment operations	(0.05)		0.50	(1.41)	(0.25)	0.79	0.78
Less distributions from:
Net investment income	(0.14)		(0.24)	(0.18)	(0.16)	(0.20)	(0.23)
Net realized gains	—		—	—	—	(0.07)	—
Total distributions	(0.14)		(0.24)	(0.18)	(0.16)	(0.27)	(0.23)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.26		$9.45	$9.19	$10.78	$11.19	$10.67
Total return (excludes sales charge)	(0.53	%)(c)	5.56%	(13.12%)	(2.23%)	7.45%	7.75%
Net assets at end of period (in 000s)	$30,123		$33,489	$29,546	$41,413	$48,146	$58,383
Ratio of expenses to average net assets	0.92	%(d)	0.88%	0.94%	0.88%	0.92%	0.95%
Ratio of net investment income to average net assets	2.96	%(d)	2.60%	1.74%	1.28%	1.72%	2.16%
Portfolio turnover rate	4.22	%(c)	13.19%	21.12%	14.68%	31.27%	17.58%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$9.40		$9.15	$10.72	$11.14	$10.62	$10.08
Net investment income (a)	0.16		0.28	0.21	0.18	0.23	0.27
Net realized and unrealized gains (losses) on investments	(0.19)		0.25	(1.56)	(0.39)	0.61	0.54
Total from investment operations	(0.03)		0.53	(1.35)	(0.21)	0.84	0.81
Less distributions from:
Net investment income	(0.16)		(0.28)	(0.22)	(0.21)	(0.25)	(0.27)
Net realized gains	—		—	—	—	(0.07)	—
Total distributions	(0.16)		(0.28)	(0.22)	(0.21)	(0.32)	(0.27)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.21		$9.40	$9.15	$10.72	$11.14	$10.62
Total return	(0.34	%)(c)	5.87%	(12.65%)	(1.93%)	7.94%	8.15%
Net assets at end of period (in 000s)	$904,620		$819,818	$639,959	$773,270	$680,940	$530,250
Ratio of expenses to average net assets	0.48	%(d)	0.49%	0.49%	0.48%	0.52%	0.53%
Ratio of net investment income to average net assets	3.40	%(d)	3.00%	2.20%	1.68%	2.08%	2.58%
Portfolio turnover rate	4.22	%(c)	13.19%	21.12%	14.68%	31.27%	17.58%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

 See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$12.33		$11.07	$13.50	$12.82	$11.50	$9.77
Net investment income (a)	0.16		0.23	0.20	0.18	0.10	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	0.59		1.38	(2.46)	0.75	1.32	1.73
Total from investment operations	0.75		1.61	(2.26)	0.93	1.42	1.91
Less distributions from:
Net investment income	—		(0.35)	(0.17)	(0.25)	(0.10)	(0.18)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$13.08		$12.33	$11.07	$13.50	$12.82	$11.50
Total return (excludes sales charge)	6.08	%(c)	14.51%	(16.72%)	7.22%	12.37%	19.55%
Net assets at end of period (in 000s)	$12,459		$12,463	$10,526	$10,859	$11,251	$11,074
Ratio of expenses to average net assets	1.09	%(d)	1.10%	1.24%	1.20%	1.30%	1.40%
Ratio of net investment income to average net assets	2.59	%(d)	1.98%	1.71%	1.32%	0.92%	1.70%
Portfolio turnover rate	16.47	%(c)	19.21%	37.48%	39.58%	86.12%	20.61%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$12.38		$11.11	$13.53	$12.86	$11.53	$9.80
Net investment income (a)	0.20		0.29	0.27	0.27	0.18	0.27
Net realized and unrealized gains (losses) on investments and foreign currencies	0.59		1.38	(2.46)	0.74	1.34	1.73
Total from investment operations	0.79		1.67	(2.19)	1.01	1.52	2.00
Less distributions from:
Net investment income	—		(0.40)	(0.23)	(0.34)	(0.19)	(0.27)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.17		$12.38	$11.11	$13.53	$12.86	$11.53
Total return	6.38	%(c)	15.07%	(16.18%)	7.83%	13.18%	20.45%
Net assets at end of period (in 000s)	$417,960		$383,812	$327,905	$370,796	$308,764	$277,404
Ratio of expenses to average net assets	0.55	%(d)	0.60%	0.62%	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets	3.19	%(d)	2.46%	2.36%	1.94%	1.62%	2.48%
Portfolio turnover rate	16.47	%(c)	19.21%	37.48%	39.58%	86.12%	20.61%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$17.41		$15.18	$17.32	$14.42	$15.13	$11.81
Net investment income (a)	0.15		0.23	0.26	0.22	0.26	0.24
Net realized and unrealized gains (losses) on investments	0.64		2.80	(1.63)	3.30	0.26 (b)	3.56
Total from investment operations	0.79		3.03	(1.37)	3.52	0.52	3.80
Less distributions from:
Net investment income	—		(0.16)	(0.07)	(0.31)	—	(0.23)
Net realized gains	—		(0.64)	(0.70)	(0.31)	(1.23)	(0.25)
Total distributions	—		(0.80)	(0.77)	(0.62)	(1.23)	(0.48)
Paid-in capital from redemption fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$18.20		$17.41	$15.18	$17.32	$14.42	$15.13
Total return (excludes sales charge)	4.54	%(d)	20.04%	(7.86%)	24.52%	3.58%	32.21%
Net assets at end of period (in 000s)	$40,042		$30,598	$25,497	$22,442	$18,863	$30,603
Ratio of expenses to average net assets	0.67	%(e)	0.70%	0.75%	0.78%	0.91%	0.86%
Ratio of net investment income to average net assets	1.72	%(e)	1.39%	1.63%	1.34%	1.90%	1.72%
Portfolio turnover rate	5.09	%(d)	45.27%	53.35%	28.06%	44.98%	39.06%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$17.26		$15.05	$17.18	$14.30	$15.02	$11.72
Net investment income (a)	0.18		0.28	0.31	0.28	0.32	0.30
Net realized and unrealized gains (losses) on investments	0.63		2.78	(1.61)	3.29	0.27 (b)	3.53
Total from investment operations	0.81		3.06	(1.30)	3.57	0.59	3.83
Less distributions from:
Net investment income	—		(0.21)	(0.13)	(0.38)	(0.08)	(0.28)
Net realized gains	—		(0.64)	(0.70)	(0.31)	(1.23)	(0.25)
Total distributions	—		(0.85)	(0.83)	(0.69)	(1.31)	(0.53)
Paid-in capital from redemption fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$18.07		$17.26	$15.05	$17.18	$14.30	$15.02
Total return	4.69	%(d)	20.42%	(7.55%)	25.08%	4.07%	32.74%
Net assets at end of period (in 000s)	$494,765		$469,374	$373,084	$417,164	$290,133	$223,097
Ratio of expenses to average net assets	0.38	%(e)	0.38%	0.38%	0.38%	0.44%	0.44%
Ratio of net investment income to average net assets	2.00	%(e)	1.70%	1.98%	1.73%	2.32%	2.16%
Portfolio turnover rate	5.09	%(d)	45.27%	53.35%	28.06%	44.98%	39.06%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$36.94		$29.04	$42.88	$33.96	$27.23	$22.05
Net investment income (a)	0.02		0.23	0.10	0.03	0.11	0.20
Net realized and unrealized gains (losses) on investments	8.15		8.33	(12.27)	10.69	8.80	6.71
Total from investment operations	8.17		8.56	(12.17)	10.72	8.91	6.91
Less distributions from:
Net investment income	—		(0.23)	—	(0.03)	(0.10)	(0.20)
Net realized gains	—		(0.43)	(1.67)	(1.77)	(2.08)	(1.53)
Total distributions	—		(0.66)	(1.67)	(1.80)	(2.18)	(1.73)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$45.11		$36.94	$29.04	$42.88	$33.96	$27.23
Total return (excludes sales charge)	22.12	%(c)	29.48%	(28.42%)	31.60%	32.81%	31.45%
Net assets at end of period (in 000s)	$106,017		$88,260	$72,214	$109,319	$90,516	$84,526
Ratio of expenses to average net assets	0.64	%(d)	0.66%	0.67%	0.66%	0.75%	0.79%
Ratio of net investment income to average net assets	0.09	%(d)	0.70%	0.28%	0.08%	0.38%	0.78%
Portfolio turnover rate	2.80	%(c)	35.55%	49.76%	18.17%	28.05%	32.33%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$37.41		$29.40	$43.27	$34.25	$27.45	$22.21
Net investment income (a)	0.08		0.33	0.21	0.15	0.21	0.30
Net realized and unrealized gains (losses) on investments	8.27		8.44	(12.39)	10.79	8.87	6.76
Total from investment operations	8.35		8.77	(12.18)	10.94	9.08	7.06
Less distributions from:
Net investment income	—		(0.33)	(0.02)	(0.15)	(0.20)	(0.29)
Net realized gains	—		(0.43)	(1.67)	(1.77)	(2.08)	(1.53)
Total distributions	—		(0.76)	(1.69)	(1.92)	(2.28)	(1.82)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$45.76		$37.41	$29.40	$43.27	$34.25	$27.45
Total return	22.32	%(c)	29.82%	(28.18%)	31.97%	33.19%	31.91%
Net assets at end of period (in 000s)	$529,896		$452,516	$378,141	$420,287	$309,772	$241,118
Ratio of expenses to average net assets	0.36	%(d)	0.37%	0.36%	0.36%	0.43%	0.43%
Ratio of net investment income to average net assets	0.38	%(d)	0.98%	0.60%	0.38%	0.69%	1.13%
Portfolio turnover rate	2.80	%(c)	35.55%	49.76%	18.17%	28.05%	32.33%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$9.99		$8.70	$11.00	$9.69	$8.85	$7.44
Net investment income (a)	0.04		0.06	0.03	0.02	0.02	0.03
Net realized and unrealized gains (losses) on investments	(0.08)		1.32	(2.24)	2.52	0.90	1.56
Total from investment operations	(0.04)		1.38	(2.21)	2.54	0.92	1.59
Less distributions from:
Net investment income	—		(0.09)	—	(0.03)	(0.04)	—
Net realized gains	—		—	(0.09)	(1.20)	(0.04)	(0.18)
Total distributions	—		(0.09)	(0.09)	(1.23)	(0.08)	(0.18)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.95		$9.99	$8.70	$11.00	$9.69	$8.85
Total return (excludes sales charge)	(0.40	%)(c)	15.87%	(20.08%)	26.53%	10.39%	21.36%
Net assets at end of period (in 000s)	$5,910		$6,141	$5,296	$6,656	$5,173	$4,665
Ratio of net expenses to average net assets	1.07	%(d)	1.12%	1.11%	1.12%	1.12%	1.12%
Ratio of gross expenses to average net assets*	1.07	%(d)	1.04%	1.09%	1.12%	1.37%	1.42%
Ratio of net investment income to average net assets	0.81	%(d)	0.63%	0.37%	0.13%	0.25%	0.33%
Portfolio turnover rate	7.92	%(c)	38.41%	35.74%	40.95%	39.21%	21.59%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$11.15		$9.68	$12.17	$10.60	$9.66	$8.13
Net investment income (a)	0.08		0.13	0.11	0.11	0.08	0.09
Net realized and unrealized gains (losses) on investments	(0.09)		1.49	(2.50)	2.76	0.98	1.71
Total from investment operations	(0.01)		1.62	(2.39)	2.87	1.06	1.80
Less distributions from:
Net investment income	—		(0.15)	(0.01)	(0.10)	(0.08)	(0.09)
Net realized gains	—		—	(0.09)	(1.20)	(0.04)	(0.18)
Total distributions	—		(0.15)	(0.10)	(1.30)	(0.12)	(0.27)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.14		$11.15	$9.68	$12.17	$10.60	$9.66
Total return	(0.09	%)(c)	16.67%	(19.60%)	27.36%	11.04%	22.12%
Net assets at end of period (in 000s)	$165,472		$159,172	$143,969	$166,462	$134,490	$115,562
Ratio of expenses to average net assets	0.43	%(d)	0.44%	0.43%	0.43%	0.45%	0.45%
Ratio of net investment income to average net assets	1.46	%(d)	1.32%	1.02%	0.83%	0.94%	1.02%
Portfolio turnover rate	7.92	%(c)	38.41%	35.74%	40.95%	39.21%	21.59%

*	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$11.66		$10.85	$12.99	$12.99	$12.20	$11.02
Net investment income (a)	0.10		0.22	0.17	0.20	0.26	0.21
Net realized and unrealized gains (losses) on investments	0.17		0.84	(2.06)	0.37	0.99	1.23
Total from investment operations	0.27		1.06	(1.89)	0.57	1.25	1.44
Less distributions from:
Net investment income	(0.10)		(0.23)	(0.17)	(0.20)	(0.27)	(0.20)
Net realized gains	—		(0.02)	(0.08)	(0.37)	(0.19)	(0.06)
Total distributions	(0.10)		(0.25)	(0.25)	(0.57)	(0.46)	(0.26)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.83		$11.66	$10.85	$12.99	$12.99	$12.20
Total return (excludes sales charge)	2.36	%(c)	9.77%	(14.59%)	4.42%	10.28%	13.14%
Net assets at end of period (in 000s)	$23,741		$24,573	$24,185	$28,609	$27,763	$26,761
Ratio of net expenses to average net assets†	0.62	%(d)	0.62%	0.58%	0.60%	0.60%	0.61%
Ratio of gross expenses to average net assets†	0.62	%(d)	0.62%	0.58%	0.58%**	0.58%**	0.63%**
Ratio of net investment income to average net assets†*	1.76	%(d)	1.98%	1.43%	1.50%	2.05%	1.81%
Portfolio turnover rate	5.58	%(c)	10.52%	13.60%	15.51%	28.90%	10.10%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$14.84		$13.31	$16.30	$15.40	$14.30	$12.39
Net investment income (a)	0.07		0.26	0.17	0.33	0.34	0.22
Net realized and unrealized gains (losses) on investments	0.67		1.62	(2.79)	1.47	1.50	2.07
Total from investment operations	0.74		1.88	(2.62)	1.80	1.84	2.29
Less distributions from:
Net investment income	(0.07)		(0.26)	(0.17)	(0.32)	(0.34)	(0.22)
Net realized gains	—		(0.09)	(0.20)	(0.58)	(0.40)	(0.16)
Total distributions	(0.07)		(0.35)	(0.37)	(0.90)	(0.74)	(0.38)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$15.51		$14.84	$13.31	$16.30	$15.40	$14.30
Total return (excludes sales charge)	4.97	%(c)	14.15%	(16.06%)	11.77%	12.97%	18.54%
Net assets at end of period (in 000s)	$93,081		$90,217	$78,828	$95,935	$87,527	$83,240
Ratio of expenses to average net assets†	0.47	%(d)	0.47%	0.47%	0.46%	0.49%	0.52%
Ratio of net investment income to average net assets†*	0.89	%(d)	1.82%	1.21%	2.01%	2.38%	1.64%
Portfolio turnover rate	6.22	%(c)	10.51%	12.96%	15.28%	21.52%	9.43%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$17.63		$15.42	$19.15	$17.17	$15.79	$13.30
Net investment income (a)	0.02		0.27	0.17	0.43	0.40	0.21
Net realized and unrealized gains (losses) on investments	1.14		2.35	(3.44)	2.43	1.81	2.73
Total from investment operations	1.16		2.62	(3.27)	2.86	2.21	2.94
Less distributions from:
Net investment income	(0.02)		(0.27)	(0.16)	(0.42)	(0.39)	(0.21)
Net realized gains	—		(0.14)	(0.30)	(0.46)	(0.44)	(0.24)
Total distributions	(0.02)		(0.41)	(0.46)	(0.88)	(0.83)	(0.45)
Paid-in capital from redemption fees	—		—	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$18.77		$17.63	$15.42	$19.15	$17.17	$15.79
Total return (excludes sales charge)	6.56	%(c)	16.98%	(17.05%)	16.72%	14.08%	22.16%
Net assets at end of period (in 000s)	$108,247		$103,648	$87,208	$100,854	$85,649	$74,220
Ratio of expenses to average net assets†	0.48	%(d)	0.49%	0.48%	0.49%	0.54%	0.58%
Ratio of net investment income to average net assets†*	0.20	%(d)	1.63%	1.02%	2.28%	2.59%	1.42%
Portfolio turnover rate	5.89	%(c)	7.57%	10.46%	12.90%	18.36%	7.72%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2024

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2024 the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

Regulatory Update:

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Everence Capital Management, Inc. (the “Adviser”), investment adviser to the Funds and Portfolios, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under

Notes to Financial Statements (unaudited), continued	June 30, 2024

the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

In certain circumstances, the Everence Capital Management, Inc. Valuation Procedures for the Praxis Mutual Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of June 30, 2024, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Municipal Bonds	$—	$10,369,893	$—	$10,369,893
Corporate Bonds	—	286,754,130	—	286,754,130
Corporate Notes	—	8,944,665	—	8,944,665
Foreign Governments	—	48,562,821	—	48,562,821
Commercial Mortgage-Backed Securities	—	30,230	—	30,230
U.S. Government Agencies	—	508,899,364	—	508,899,364
Asset Backed Securities	—	52,718,542	—	52,718,542
Money Market Funds	10,205,879	—	—	10,205,879
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	13,975,888
Investment Companies	3,154,044	—	—	3,154,044
Total Investments	$13,359,923	$916,279,645	$—	$943,615,456

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$423,102,174	$—	$869	$423,103,043
Corporate Notes	—	3,796,729	—	3,796,729
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	56,083,394
Total Investments	$423,102,174	$3,796,729	$869	$482,983,166

Notes to Financial Statements (unaudited), continued	June 30, 2024

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$524,892,188	$—	$—	$524,892,188
Corporate Notes	—	4,667,286	—	4,667,286
Money Market Funds	2,573,358	—	—	2,573,358
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	13,384,083
Total Investments	$527,465,546	$4,667,286	$—	$545,516,915

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$626,908,697	$—	$—	$626,908,697
Corporate Notes	—	5,430,273	—	5,430,273
Money Market Funds	1,621,835	—	—	1,621,835
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	5,600,362
Total Investments	$628,530,532	$5,430,273	$—	$639,561,167

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$169,172,888	$—	$—	$169,172,888
Rights	—	—	1,051	1,051
Corporate Notes	—	1,471,222	—	1,471,222
Money Market Funds	446,663	—	—	446,663
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	46,021,860
Total Investments	$169,619,551	$1,471,222	$1,051	$217,113,684

*

Investments purchased with cash proceeds from securities lending are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets & Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$23,736,775	$—	$—	$23,736,775
Money Market Funds	6,659	—	—	6,659
Total Investments	$23,743,434	$—	$—	$23,743,434

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$93,116,846	$—	$—	$93,116,846
Money Market Funds	1,755	—	—	1,755
Total Investments	$93,118,601	$—	$—	$93,118,601

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$108,282,294	$—	$—	$108,282,294
Money Market Funds	1,102	—	—	1,102
Total Investments	$108,283,396	$—	$—	$108,283,396

Notes to Financial Statements (unaudited), continued	June 30, 2024

The following is a reconciliation of Level 3 instruments held in the International Index Fund and Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2024:

	International Index Fund	Small Cap Index Fund
Balance as of December 31, 2023	$869	$1,730
Change in Unrealized Appreciation (Depreciation)	—	(679)
Balance as of June 30, 2024	$869	$1,051

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of June 30, 2024 for the International Index Fund and Small Cap Index Fund was $0 and ($679), respectively.

The following tables summarize the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

International Index Fund
	6/30/2024	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Common Stocks	$869	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Small Cap Index Fund
	6/30/2024	Valuation Technique	Unobservable Input	Range	Impact to Valuation from a Decrease in Input *
Rights	$1,051	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Decrease

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

Notes to Financial Statements (unaudited), continued	June 30, 2024

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2024, the Funds and Portfolios did not incur any interest or penalties.

Notes to Financial Statements (unaudited), continued	June 30, 2024

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2024 were as follows:

	Purchases	Sales
Impact Bond Fund	$79,694,834	$20,559,311
International Index Fund	81,277,165	67,372,141
Value Index Fund	40,010,964	26,282,219
Growth Index Fund	16,214,223	41,735,414
Small Cap Index Fund	19,949,272	13,207,789
Conservative Portfolio	1,339,303	2,527,266
Balanced Portfolio	5,687,960	6,814,694
Growth Portfolio	6,249,148	8,323,645

During the six months ended June 30, 2024, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for Praxis Impact Bond Fund were $68,224,924 and $16,145,692, respectively.

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the six months ended June 30, 2024
Affiliate	Fair Value at December 31, 2023	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2024	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2024
Conservative Portfolio
Growth Index - Class I	$2,264,723	$49,051	$(574,212)	$368,559	$96,098	$2,204,219	$—	$—	48,169
Impact Bond - Class I	17,204,337	1,110,468	(1,370,947)	(182,130)	(174,668)	16,587,060	283,649	—	1,800,984
International Index - Class I	2,229,367	36,788	(253,158)	39,163	97,307	2,149,467	—	—	163,209
Small Cap Index - Class I	606,337	45,172	(48,963)	1,701	(2,712)	601,535	—	—	53,998
Value Index - Class I	2,272,532	97,824	(279,986)	103,356	768	2,194,494	—	—	121,444
Total	$24,577,296	$1,339,303	$(2,527,266)	$330,649	$16,793	$23,736,775	$283,649	$—	2,187,804

	For the six months ended June 30, 2024
Affiliate	Fair Value at December 31, 2023	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2024	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2024
Balanced Portfolio
Growth Index - Class I	$14,393,409	$400,561	$(2,917,131)	$1,369,707	$1,672,720	$14,919,266	$—	$—	326,033
Impact Bond - Class I	36,124,880	3,293,484	(1,575,547)	(281,850)	(463,551)	37,097,416	619,385	—	4,027,950
International Index - Class I	16,381,685	343,337	(918,255)	17,839	1,014,064	16,838,670	—	—	1,278,563
Small Cap Index - Class I	8,912,511	900,275	(393,887)	(5,648)	(2,612)	9,410,639	—	—	844,761
Value Index - Class I	14,440,515	750,303	(1,009,874)	89,065	580,846	14,850,855	—	—	821,851
Total	$90,253,000	$5,687,960	$(6,814,694)	$1,189,113	$2,801,467	$93,116,846	$619,385	$—	7,299,158

	For the six months ended June 30, 2024
Affiliate	Fair Value at December 31, 2023	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2024	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2024
Growth Portfolio
Growth Index - Class I	$21,194,543	$596,362	$(4,124,808)	$1,050,192	$3,474,763	$22,191,052	$—	$—	484,944
Impact Bond - Class I	20,759,181	2,211,960	(1,002,984)	(199,025)	(232,398)	21,536,734	358,594	—	2,338,408
International Index - Class I	25,106,077	530,099	(1,153,717)	15,825	1,575,454	26,073,738	—	—	1,979,783
Small Cap Index - Class I	15,365,723	1,786,275	(752,239)	(22,651)	13,504	16,390,612	—	—	1,471,330
Value Index - Class I	21,264,778	1,124,452	(1,289,897)	24,852	965,973	22,090,158	—	—	1,222,477
Total	$103,690,302	$6,249,148	$(8,323,645)	$869,193	$5,797,296	$108,282,294	$358,594	$—	7,496,942

Notes to Financial Statements (unaudited), continued	June 30, 2024

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. During the six months ended June 30, 2024, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.36%
International Index Fund**	0.41%
Value Index Fund***	0.24%
Growth Index Fund***	0.23%
Small Cap Index Fund***	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*

The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net asset over $500 million. Rate disclosed above represents the effective rate charged during the year.

**

The International Index Fund’s fee is subject to a tier schedule as follows: 0.53% on the average daily net assets up to $100 million and 0.41% on the average daily net asset over $100 million, and 0.38% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the year.

***

The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net asset of each Fund over $200 million. Rates disclosed above represents the effective rate charged during the year.

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2025. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2024 were:

Small Cap Index Fund (Class A)	1.10%

As of June 30, 2024, the Small Cap Index Fund had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Small Cap Index Fund	2021	2024	$97
			$97

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2024 as follows:

Impact Bond Fund	$346
International Index Fund	887
Value Index Fund	2,908
Growth Index Fund	9,497
Small Cap Index Fund	1,114
Conservative Portfolio	2,034
Balanced Portfolio	13,568
Growth Portfolio	24,142

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may compensate or reimburse the Underwriter or certain third parties for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of

Notes to Financial Statements (unaudited), continued	June 30, 2024

the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution. These fees are reflected as Distribution Fees on the Statements of Operations.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as Administration Fees on the Statements of Operations.

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$3,292,233	$9,518,037	$1,864,178	$3,381,691
Dividends reinvested	416,702	761,801	—	335,467
Cost of shares redeemed	(6,398,933)	(7,112,939)	(2,602,908)	(3,015,709)
Class A Share Transactions	$(2,689,998)	$3,166,899	$(738,730)	$701,449
Class I Shares:
Proceeds from shares issued	$157,020,531	$336,674,060	$37,643,937	$84,152,362
Dividends reinvested	8,032,627	12,348,750	—	5,593,168
Cost of shares redeemed	(63,150,621)	(188,071,474)	(28,639,001)	(71,924,822)
Class I Share Transactions	$101,902,537	$160,951,336	$9,004,936	$17,820,708
Net change from capital transactions	$99,212,539	$164,118,235	$8,266,206	$18,522,157
Share Transactions:
Class A Shares:
Issued	355,319	1,024,482	148,189	286,749
Reinvested	45,024	82,581	—	27,229
Redeemed	(689,799)	(777,400)	(206,644)	(254,296)
Change in Class A Shares:	(289,456)	329,663	(58,455)	59,682
Class I Shares:
Issued	16,994,042	36,542,540	2,972,188	7,102,400
Reinvested	872,885	1,346,043	—	452,156
Redeemed	(6,847,642)	(20,664,257)	(2,241,239)	(6,075,083)
Change in Class I Shares:	11,019,285	17,224,326	730,949	1,479,473
Net change from share transactions	10,729,829	17,553,989	672,494	1,539,155

Notes to Financial Statements (unaudited), continued	June 30, 2024

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$16,387,027	$7,481,321	$4,243,198	$4,964,435	$977,663	$771,624
Dividends reinvested	—	1,296,149	—	1,519,694	—	52,695
Cost of shares redeemed	(8,616,518)	(7,447,543)	(5,865,169)	(9,714,115)	(1,185,779)	(750,859)
Class A Share Transactions	$7,770,509	$1,329,927	$(1,621,971)	$(3,229,986)	$(208,116)	$73,460
Class I Shares:
Proceeds from shares issued	$53,990,476	$161,683,003	$61,407,331	$106,967,357	$17,553,947	$32,989,597
Dividends reinvested	—	16,660,224	—	6,372,230	—	1,003,780
Cost of shares redeemed	(50,675,894)	(136,299,815)	(83,738,997)	(138,221,932)	(11,225,847)	(40,617,139)
Class I Share Transactions	$3,314,582	$42,043,412	$(22,331,666)	$(24,882,345)	$6,328,100	$(6,623,762)
Net change from capital transactions	$11,085,091	$43,373,339	$(23,953,637)	$(28,112,331)	$6,119,984	$(6,550,302)
Share Transactions:
Class A Shares:
Issued	915,666	456,897	105,446	148,030	99,153	83,991
Reinvested	—	74,490	—	41,197	—	5,202
Redeemed	(473,128)	(453,487)	(144,823)	(286,406)	(119,949)	(83,403)
Change in Class A Shares:	442,538	77,900	(39,377)	(97,179)	(20,796)	5,790
Class I Shares:
Issued	3,035,248	9,782,029	1,499,093	3,195,436	1,591,369	3,272,419
Reinvested	—	963,576	—	170,199	—	88,830
Redeemed	(2,850,587)	(8,339,038)	(2,013,810)	(4,132,576)	(1,016,804)	(3,948,803)
Change in Class I Shares:	184,661	2,406,567	(514,717)	(766,941)	574,565	(587,554)
Net change from share transactions	627,199	2,484,467	(554,094)	(864,120)	553,769	(581,764)

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$696,918	$1,612,005	$4,603,530	$8,505,001	$5,840,922	$8,361,014
Dividends reinvested	210,670	514,413	393,327	2,072,823	88,151	2,336,069
Cost of shares redeemed	(2,084,440)	(3,466,412)	(6,133,024)	(8,297,651)	(8,013,294)	(6,866,983)
Class A Share Transactions	$(1,176,852)	$(1,339,994)	$(1,136,167)	$2,280,173	$(2,084,221)	$3,830,100
Net change from capital transactions	$(1,176,852)	$(1,339,994)	$(1,136,167)	$2,280,173	$(2,084,221)	$3,830,100
Share Transactions:
Class A Shares:
Issued	59,772	144,009	305,298	603,723	323,106	504,106
Reinvested	18,041	45,291	25,951	141,743	4,840	132,222
Redeemed	(179,303)	(310,508)	(406,902)	(588,335)	(440,572)	(414,052)
Change in Class A Shares:	(101,490)	(121,208)	(75,653)	157,131	(112,626)	222,276
Net change from share transactions	(101,490)	(121,208)	(75,653)	157,131	(112,626)	222,276

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2024 and December 31, 2023 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	2024	2023	2024	2023	2024	2023
From ordinary income	$15,259,089	$23,305,537	$—	$12,686,743	$—	$6,081,679
From long-term capital gains	—	—	—	—	—	18,038,373
Total distributions	$15,259,089	$23,305,537	$—	$12,686,743	$—	$24,120,052

Notes to Financial Statements (unaudited), continued	June 30, 2024

	Growth Index Fund		Small Cap Index Fund
	2024	2023	2024	2023
From ordinary income	$—	$4,498,368	$—	$2,121,677
From long-term capital gains	—	6,088,876	—	—
Total distributions	$—	$10,587,244	$—	$2,121,677

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2024	2023	2024	2023	2024	2023
From ordinary income	$212,129	$513,951	$395,566	$1,599,147	$88,903	$1,537,854
From long-term capital gains	—	5,855	—	482,122	—	812,764
Total distributions	$212,129	$519,806	$395,566	$2,081,269	$88,903	$2,350,618

The following information was computed on a tax basis for each item as of December 31, 2023:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$931,732,472	$308,043,040	$443,530,805
Gross unrealized appreciation	5,021,076	123,648,808	92,879,533
Gross unrealized depreciation	(68,501,813)	(11,569,237)	(15,361,889)
Net unrealized appreciation on investments	$(63,480,737)	$112,079,571	$77,517,644
Net unrealized appreciation on foreign currency transactions	—	26,240	—
Undistributed ordinary income	85,258	1,827,800	8,020,714
Undistributed long-term capital gains	—	—	36,244,904
Accumulated capital and other losses	(10,516,535)	(39,685,429)	—
Distributable earnings (accumulated deficit)	$(73,912,014)	$74,248,182	$121,783,262

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$293,691,347	$144,503,618
Gross unrealized appreciation	251,868,382	56,238,847
Gross unrealized depreciation	(1,512,553)	(6,464,994)
Net unrealized appreciation on investments	$250,355,829	$49,773,853
Undistributed ordinary income	2,957,807	1,422,704
Undistributed long-term capital gains	7,879,148	—
Accumulated capital and other losses	—	(11,736,351)
Distributable earnings	$261,192,784	$39,460,206

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$22,714,508	$70,169,669	$75,420,575
Gross unrealized appreciation	3,659,452	23,699,156	30,892,397
Gross unrealized depreciation	(1,797,200)	(3,614,500)	(2,625,724)
Net unrealized appreciation on investments	$1,862,252	$20,084,656	$28,266,673
Undistributed ordinary income	18,273	183,635	15,548
Undistributed long-term capital gains	188,629	506,138	966,172
Distributable earnings	$2,069,154	$20,774,429	$29,248,393

For the latest tax year ended December 31, 2023, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Impact Bond	International Index	Small Cap Index
No expiration - short-term	$2,181,356	$39,214,675	$9,983,265
No expiration - long-term	8,335,179	470,754	1,753,086
	$10,516,535	$39,685,429	$11,736,351

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2024 was as follows:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$1,023,882,285	$345,667,304	$448,812,204
Gross unrealized appreciation	1,884,944	144,556,107	118,885,403
Gross unrealized depreciation	(82,151,773)	(7,240,245)	(22,180,692)
Net unrealized appreciation (depreciation) on investments	$(80,266,829)	$137,315,862	$96,704,711

Notes to Financial Statements (unaudited), continued	June 30, 2024

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$270,279,200	$172,099,390
Gross unrealized appreciation	373,799,845	56,891,200
Gross unrealized depreciation	(4,517,878)	(11,876,906)
Net unrealized appreciation on investments	$369,281,967	$45,014,294

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$21,945,088	$70,474,661	$74,278,521
Gross unrealized appreciation	3,836,632	26,874,869	36,857,320
Gross unrealized depreciation	(2,038,286)	(4,230,929)	(2,852,445)
Net unrealized appreciation on investments	$1,798,346	$22,643,940	$34,004,875

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Funds’ Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The Funds’ collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Funds have measures in place to recall loaned securities to vote proxies.

As of June 30, 2024, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$13,581,002	$13,975,888
International Index Fund	53,108,208	56,083,394
Value Index Fund	13,066,990	13,384,083
Growth Index Fund	5,362,157	5,600,362
Small Cap Index Fund	45,158,480	46,021,860

9. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

10. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $128,000 in retainers and meeting fees during the six months ended June 30, 2024.

11. Subsequent Events

The Funds and Portfolios evaluated subsequent events June 30, 2024 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The complete listing (i) is available on the Commission’s Web site and (ii) will be made available to shareholders upon request by calling (800) 977-2947. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports, the prospectus and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports, the prospectus and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2240028

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Praxis Mutual Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Chad Horning
Chad Horning
Principal Executive Officer

Date	September 6, 2024

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	September 6, 2024

*	Print the name and title of each signing officer under his or her signature.